      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 6, 2002

                                                              File No. 033-
                                                              File No. 811-21115

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [_]
                        Post-Effective Amendment No. [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                  Amendment No.                       [_]

                        (Check appropriate box or boxes)

                               ETF ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                              153 East 53rd Street
                            New York, New York 10022

               Registrant's Telephone Number, including Area Code
                                  212 303-4368

                          The Corporation Trust Company
                               1209 Orange Street
                 Wilmington, Delaware 19801, County of Newcastle
                     (Name and Address of Agent for Service)

                                   Copies to:

     THOMAS S. HARMAN, ESQ.                 MONICA L. PARRY, ESQ.
     MORGAN, LEWIS & BOCKIUS LLP            MORGAN, LEWIS & BOCKIUS LLP
     1111 PENNSYLVANIA AVENUE, NW           1111 PENNSYLVANIA AVENUE, NW
     WASHINGTON, DC  20004                  WASHINGTON, DC  20004

It is proposed that this filing will become effective (check appropriate box):


              [_] Immediately upon filing pursuant to paragraph (b)
              [_] On [           ] pursuant to paragraph (b)
              [_] 60 days after filing pursuant to paragraph (a)(1)
              [_] On [date] pursuant to paragraph (a)(1)
              [_] 75 days after filing pursuant to paragraph (a)(2)
              [_] On [date] pursuant to paragraph (a) of Rule 485.

                  As soon as practicable after the effective date of this registration statement.

                            ------------------------

                 THE REGISTRANT HEREBY AMENDS THIS REGISTRATION
             STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                                                                       xx, 2002

Section 1  The ETF Advisors Funds

                                   Treasury 1 FITR ETF
                                   Treasury 2 FITR ETF
                                   Treasury 5 FITR ETF
                                   Treasury 10 FITR ETF

                                                 [GRAPHIC]

                                               Introduction

                       The ETF Advisors Trust (the "Trust") consists of a number of different investment portfolios. This prospectus describes four of those investment portfolios: Treasury 1 FITR ETF, Treasury 2 FITR ETF, Treasury 5 FITR ETF, and Treasury 10 FITR ETF (the "Funds"). Each Fund (or ETF) is a consistent maturity government security, exchange-traded fund. The shares of each Fund, called "Shares" throughout this prospectus, are listed for trading on the American Stock Exchange LLC (the "AMEX"). This prospectus is intended to provide important information to help you evaluate whether one of these Funds may be right for you. Please read it carefully before investing, and keep it for future reference.







 NOT FDIC OR GOVERNMENT INSURED  MAY LOSE VALUE       NO BANK GUARANTEE

                                              Section 1  The ETF Advisors Funds

1

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

         Treasury 1 FITR ETF

Fund Overview


                                    [GRAPHIC]


Investment Objective
The Fund is an exchange-traded "index fund" that seeks investment results that correspond generally to the total return, before the Fund's fees and expenses, of a particular U.S. Treasury securities index called the Ryan Adjusted 1 Year Treasury Index (the "Index" or "Underlying Index").

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The Advisor will seek to match the average dollar-weighted duration of the portfolio of the Fund closely to the duration of its Underlying Index. The Fund will invest substantially all of its total assets in high-quality debt securities issued or guaranteed by the U.S. Treasury ("Treasury Securities"), by an agency or instrumentality of the U.S. Government or by a government-sponsored entity (these securities, together with Treasury Securities, will be referred to collectively as "Government Securities").

Because the Underlying Index is comprised of only two securities, it would be impractical for the Fund to invest exclusively in the component securities of the Index. Therefore the Advisor will also invest in other Government Securities or related financial instruments. See "How We Select Investments."

When the Advisor identifies securities to be included in the portfolio of the Fund, it intends to maintain an average duration for the entire portfolio that will differ by no more than 1 month from the duration of its Underlying Index at any particular time.

                                    [GRAPHIC]

                                    Attention Symbol
What are the Risks of Investing in the Fund?
The primary risks of investing in the Fund are interest rate risk, income risk and non-correlation risk. Interest rate risk is the risk that interest rates will rise, causing bond and note prices to fall. Income risk is the risk that the Fund's portfolio income will decline because of falling market interest rates. As an index fund, the Fund is also subject to the risk that it will not correlate perfectly with its Underlying Index and, therefore, its performance will deviate from the performance of its Underlying Index.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right for You?
This Fund may be right for you if you are seeking:
 . a low-cost "index based" approach to investing in a portfolio of government securities; or
 . an asset allocation component for your investment portfolio or a trading instrument involving Treasury Securities.

You should not invest in the Fund if you are:
 . unwilling to accept share price fluctuations, including the possibility of price declines; or
 . seeking long-term growth.

                                    [GRAPHIC]


General Information About the Index and the Fund
A U.S. Treasury securities index is an indicator of investment returns of one or more Treasury Securities that an index provider selects as representative of a particular security type and a particular maturity. The Ryan Adjusted 1 Year Treasury Index is based on the return of a portfolio with a 2/3 weighting in the most recently auctioned 6 month Treasury bill and a 1/3 weighting in the most recently auctioned 2 year U.S. Treasury note. The Index Provider determines the composition of the Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the index. For information about the Index Provider, see "Index Provider" in Section 4.

The Fund is an exchange-traded fund which means that its shares are traded on an exchange. Unlike traditional mutual funds, the fund's shares are not individually redeemable. Shares can only be bought from the Fund or redeemed with the Fund in blocks of 50,000 shares, called Creation Units. Any number of shares can be bought and sold on the American Stock Exchange. See "How You Can Buy and Sell Shares" for more information.

How the Fund has Performed


The Fund has been in operation for less than a full calendar year and therefore does not have a performance history.

Section 1  The ETF Advisors Funds

What are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund./1/

 Shareholder Fees--(fees paid directly from your investment).


None*

*See Creation Transaction Fees and Redemption Transaction Fees discussion below.

 Annual Fund Operating Expenses


(expenses that are deducted from the Fund's assets)/2/

--------------------------------------------------------------------------------

                 Management Fees                          xxx%
                 Distribution and Service (12b-1) Fees/3/ xxx%
                 Other Expenses/4/                        xxx%
                 Total Annual Fund Operating Expenses     xxx%

1.Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund. Such commissions are not included above. 2.Expressed as a percentage of average net assets.
3.The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund, there are no plans in place to impose such a fee, and no such fees will be charged on the exchange-traded share class prior to September 30, 2005.
4.Estimated for the current fiscal year.
Example


This Example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                                 1 Year 3 Years
                                 --------------
                                  $xx     $xx

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 Shares (called "Creation Units") or multiples thereof. As a practical matter, only broker-dealers or large investors purchase or redeem these Creation Units. Most Creations are effected by the delivery to the Fund of Government Securities and a small cash balancing payment, in exchange for Fund Shares. Similarly, most redemptions involve the delivery to the Fund of one or more Creation Units of Fund Shares in exchange for a portfolio of Government Securities and a small cash balancing amount. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $4,250,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $xx,xxx if the Creation Unit is redeemed after one year, and $xx,xxx if the Creation Unit is redeemed after three years.

*  See "Creations and Redemptions", later in this Prospectus.

                                              Section 1  The ETF Advisors Funds

         Treasury 2 FITR ETF


Fund Overview


                                    [GRAPHIC]


Investment Objective
The Fund is an exchange-traded "index fund" that seeks investment results that correspond generally to the total return, before the Fund's fees and expenses, of a particular U.S. Treasury securities index called the Ryan 2 Year Treasury Index (the "Index" or "Underlying Index").

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The Advisor will seek to match the average dollar-weighted duration of the portfolio of the Fund closely to the duration of its Underlying Index. The Fund will invest substantially all of its total assets in high-quality debt securities issued or guaranteed by the U.S. Treasury ("Treasury Securities"), by an agency or instrumentality of the U.S. Government or by a government-sponsored entity (these securities, together with Treasury Securities, will be referred to collectively as "Government Securities").

Because the Underlying Index is comprised of only one security, it would be impractical for the Fund to invest exclusively in that security. Therefore the Advisor will also invest in other Government Securities or related financial instruments. See "How We Select Investments."

When the Advisor identifies securities to be included in the portfolio of the Fund, it intends to maintain an average duration for the entire portfolio that will differ by no more than 2 months from the duration of its Underlying Index at any particular time.

                                    [GRAPHIC]

                                    Attention Symbol
What are the Risks of Investing in the Fund?
The primary risks of investing in the Fund are interest rate risk, income risk and non-correlation risk. Interest rate risk is the risk that interest rates will rise, causing bond and note prices to fall. Income risk is the risk that the Fund's portfolio income will decline because of falling market interest rates. As an index fund, the Fund is also subject to the risk that it will not correlate perfectly with its Underlying Index and, therefore, its performance will deviate from the performance of its Underlying Index.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right for You?
This Fund may be right for you if you are seeking:
 . a low-cost "index based" approach to investing in a portfolio of government securities; or
 . an asset allocation component for your investment portfolio or a trading instrument involving Treasury Securities.

You should not invest in the Fund if you are:
 . unwilling to accept share price fluctuations, including the possibility of price declines; or
 . seeking long-term growth.

                                    [GRAPHIC]


General Information About the Index and the Fund
A U.S. Treasury securities index is an indicator of investment returns of one or more Treasury Securities that an index provider selects as representative of a particular security type and a particular maturity. The Ryan 2 Year Treasury Index is based on the return of the most recently auctioned 2 year U.S. Treasury note. The Index Provider determines the composition of the Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the index. For information about the Index Provider, see "Index Provider" in Section 4.

The Fund is an exchange-traded fund which means that its shares are traded on an exchange. Unlike traditional mutual funds, the fund's shares are not individually redeemable. Shares can only be bought from the Fund or redeemed with the Fund in blocks of 50,000 shares, called Creation Units. Any number of shares can be bought and sold on the American Stock Exchange. See "How You Can Buy and Sell Shares" for more information.

How the Fund has Performed


The Fund has been in operation for less than a full calendar year and therefore does not have a performance history.

Section 1  The ETF Advisors Funds

What are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.1

 Shareholder Fees--(fees paid directly from your investment).



None*

*See Creation Transaction Fees and Redemption Transaction Fees discussion below.

 Annual Fund Operating Expenses


(expenses that are deducted from the Fund's assets)/2/

--------------------------------------------------------------------------------

                 Management Fees                          xxx%
                 Distribution and Service (12b-1) Fees/3/ xxx%
                 Other Expenses/4/                        xxx%
                 Total Annual Fund Operating Expenses     xxx%

1.Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund. Such commissions are not included above. 2.Expressed as a percentage of average net assets.
3.The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund, there are no plans in place to impose such a fee, and no such fees will be charged on the exchange-traded share class prior to September 30, 2005.
4.Estimated for current fiscal year.
Example


This Example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                                 1 Year 3 Years
                                 --------------
                                  $xx     $xx

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 Shares (called "Creation Units") or multiples thereof. As a practical matter, only broker-dealers or large investors purchase or redeem these Creation Units. Most Creations are effected by the delivery to the Fund of Government Securities and a small cash balancing payment in exchange for Fund Shares. Similarly, most redemptions involve the delivery to the Fund of one or more Creation Units of Fund Shares in exchange for a portfolio of Government Securities and a small cash balancing amount. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $4,250,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $xx,xxx if the Creation Unit is redeemed after one year, and $xx,xxx if the Creation Unit is redeemed after three years.

*  See "Creations and Redemptions", later in this Prospectus.

                                              Section 1  The ETF Advisors Funds

         Treasury 5 FITR ETF

Fund Overview


                                    [GRAPHIC]


Investment Objective
The Fund is an exchange-traded "index fund" that seeks investment results that correspond generally to the total return, before the Fund's fees and expenses, of a particular U.S. Treasury securities index called the Ryan 5 Year Treasury Index (the "Index" or "Underlying Index").

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The Advisor will seek to match the average dollar-weighted duration of the portfolio of the Fund closely to the duration of its Underlying Index. The Fund will invest substantially all of its total assets in high-quality debt securities issued or guaranteed by the U.S. Treasury ("Treasury Securities"), by an agency or instrumentality of the U.S. Government or by a government-sponsored entity (these securities, together with Treasury Securities, will be referred to collectively as "Government Securities").

Because the Underlying Index is comprised of only one security, it would be impractical for the Fund to invest exclusively in that security. Therefore the Advisor will also invest in other Government Securities or related financial instruments. See "How We Select Investments."

When the Advisor identifies securities to be included in the portfolio of the Fund, it intends to maintain an average duration for the entire portfolio that will differ by no more than 6 months from the duration of its Underlying Index at any particular time.

                                    [GRAPHIC]

                                    Attention Symbol
What are the Risks of Investing in the Fund?
The primary risks of investing in the Fund are market risk, interest rate risk, income risk and non-correlation risk. Market risk is the risk that the Fund's net asset value and trading price will react to securities markets movements. Interest rate risk is the risk that interest rates will rise, causing bond and note prices to fall. Income risk is the risk that the Fund's portfolio income will decline because of falling market interest rates. As an index fund, the Fund is also subject to the risk that it will not correlate perfectly with its Underlying Index and, therefore, its performance will deviate from the performance of its Underlying Index.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right for You?
This Fund may be right for you if you are seeking:
..  a low-cost "index based" approach to investing in a portfolio of government securities; or
.. an asset allocation component for your investment portfolio or a trading instrument involving Treasury Securities.

You should not invest in the Fund if you are:
..  unwilling to accept share price fluctuations, including the possibility of price declines; or
..  seeking long-term growth.

                                    [GRAPHIC]


General Information About the Index and the Fund
A U.S. Treasury securities index is an indicator of investment returns of one or more Treasury Securities that an index provider selects as representative of a particular security type and a particular maturity. The Ryan 5 Year Treasury Index is based on the return of the most recently auctioned 5 year U.S. Treasury note. The Index Provider determines the composition of the Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the index. For information about the Index Provider, see "Index Provider" in Section 4.

The Fund is an exchange-traded fund which means that its shares are traded on an exchange. Unlike traditional mutual funds, the fund's shares are not individually redeemable. Shares can only be bought from the Fund or redeemed with the Fund in blocks of 50,000 shares, called Creation Units. Any number of shares can be bought and sold on the American Stock Exchange. See "How You Can Buy and Sell Shares" for more information.

How the Fund has Performed


The Fund has been in operation for less than a full calendar year and therefore does not have a performance history.

Section 1  The ETF Advisors Funds

What are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund./1/

 Shareholder Fees--(fees paid directly from your investment).


None*

*See Creation Transaction Fees and Redemption Transaction Fees discussion below.

 Annual Fund Operating Expenses


(expenses that are deducted from the Fund's assets)/2/

--------------------------------------------------------------------------------

                 Management Fees                          xxx%
                 Distribution and Service (12b-1) Fees/3/ xxx%
                 Other Expenses/4/                        xxx%
                 Total Annual Fund Operating Expenses     xxx%

1.Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund. Such commissions are not included above. 2.Expressed as a percentage of average net assets.
3.The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund, there are no plans in place to impose such a fee, and no such fees will be charged on the exchange-traded share class prior to September 30, 2005.
4.Estimated for the current fiscal year.
Example


This Example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                                 1 Year 3 Years
                                 --------------
                                  $xx     $xx

Creation Transaction Fees and Redemption Transaction Fees


The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 Shares (called "Creation Units") or multiples thereof. As a practical matter, only broker-dealers or large investors purchase or redeem these Creation Units. Most Creations are effected by the delivery to the Fund of Government Securities and a small cash balancing payment, in exchange for Fund Shares. Similarly, most redemptions involve the delivery to the Fund of one or more Creation Units of Fund Shares in exchange for a portfolio of Government Securities and a small cash balancing amount. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $4,250,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $xx,xxx if the Creation Unit is redeemed after one year, and $xx,xxx if the Creation Unit is redeemed after three years.

*  See "Creations and Redemptions", later in this Prospectus.

                                              Section 1  The ETF Advisors Funds

Treasury 10 FITR ETF

Fund Overview


                                    [GRAPHIC]


Investment Objective
The Fund is an exchange-traded "index fund" that seeks investment results that correspond generally to the total return, before the Fund's fees and expenses, of a particular U.S. Treasury securities index called the Ryan 10 Year Treasury Index (the "Index" or "Underlying Index").

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The Advisor will seek to match the average dollar-weighted duration of the portfolio of the Fund closely to the duration of its Underlying Index. The Fund will invest substantially all of its total assets in high-quality debt securities issued or guaranteed by the U.S. Treasury ("Treasury Securities"), by an agency or instrumentality of the U.S. Government or by a government-sponsored entity (these securities, together with Treasury Securities, will be referred to collectively as "Government Securities").

Because the Underlying Index is comprised of only one security, it would be impractical for the Fund to invest exclusively in that security. Therefore the Advisor will also invest in other Government Securities or related financial instruments. See "How We Select Investments."

When the Advisor identifies securities to be included in the portfolio of the Fund, it intends to maintain an average duration for the entire portfolio that will differ by no more than 6 months from the duration of its Underlying Index at any particular time.

                                    [GRAPHIC]

                                    Attention Symbol
What are the Risks of Investing in the Fund?
The primary risks of investing in the Fund are market risk, interest rate risk, income risk and non-correlation risk. Market risk is the risk that the Fund's net asset value and trading price will react to securities markets movements. Interest rate risk is the risk that interest rates will rise, causing bond and note prices to fall. Income risk is the risk that the Fund's portfolio income will decline because of falling market interest rates. As an index fund, the Fund is also subject to the risk that it will not correlate perfectly with its Underlying Index and, therefore, its performance will deviate from the performance of its Underlying Index.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right for You?
This Fund may be right for you if you are seeking:
..  a low-cost "index based" approach to investing in a portfolio of government securities; or
.. an asset allocation component for your investment portfolio or a trading instrument involving Treasury Securities.

You should not invest in the Fund if you are:
..  unwilling to accept share price fluctuations, including the possibility of price declines; or
..  seeking long-term growth.

                                    [GRAPHIC]


General Information About the Index and the Fund
A U.S. Treasury securities index is an indicator of investment returns of one or more Treasury Securities that an index provider selects as representative of a particular security type and a particular maturity. The Ryan 10 Year Treasury Index is based on the return of the most recently auctioned 10 year U.S. Treasury note. The Index Provider determines the composition of the Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the index. For information about the Index Provider, see "Index Provider" in Section 4.

The Fund is an exchange-traded fund which means that its shares are traded on an exchange. Unlike traditional mutual funds, the fund's shares are not individually redeemable. Shares can only be bought from the Fund or redeemed with the Fund in blocks of 50,000 shares, called Creation Units. Any number of shares can be bought and sold on the American Stock Exchange. See "How You Can Buy and Sell Shares" for more information.

How the Fund has Performed


The Fund has been in operation for less than a full calendar year and therefore does not have a performance history.

Section 1  The ETF Advisors Funds

                                    [GRAPHIC]

                                      Dollar Sign
What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.1

 Shareholder Fees--(fees paid directly from your investment).


None*

*See Creation Transaction Fees and Redemption Transaction Fees discussion below.

 Annual Fund Operating Expenses


(expenses that are deducted from the Fund's assets)2

--------------------------------------------------------------------------------

                  Management Fees                        xxx%
                  Distribution and Service (12b-1) Fees3 xxx%
                  Other Expenses4                        xxx%
                  Total Annual Fund Operating Expenses   xxx%

1.Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund. Such commissions are not included above. 2.Expressed as a percentage of average net assets.
3.The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund, there are no plans in place to impose such a fee, and no such fees will be charged on the exchange-traded share class prior to September 30, 2005.
4.Estimated for the current fiscal year.

Example


This Example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                                 1 Year 3 Years
                                 --------------
                                  $xx     $xx

Creation Transaction Fees and Redemption
Transaction Fees


The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 Shares (called "Creation Units") or multiples thereof. As a practical matter, only broker-dealers or large investors purchase or redeem these Creation Units. Most Creations are effected by the delivery to the Fund of Government Securities and a small cash balancing payment in exchange for Fund Shares. Similarly, most redemptions involve the delivery to the Fund of one or more Creation Units of Fund Shares in exchange for a portfolio of Government Securities and a small cash balancing amount. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $4,250,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,250,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $xx,xxx if the Creation Unit is redeemed after one year, and $xx,xxx if the Creation Unit is redeemed after three years.

*  See "Creations and Redemptions", later in this Prospectus.

                                              Section 1  The ETF Advisors Funds

Section 2  How We Manage Your Money

                       To help you understand the Funds better, this section includes a detailed discussion of the Advisor's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                                           Who Manages the Funds

                       ETF Advisors, LLC ("Advisor") has overall responsibility as the Funds' investment advisor for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, paying for any necessary licensing fees related to each Fund's Underlying Index, and providing certain clerical, bookkeeping and other administrative services. The Funds' principal portfolio manager is Richard B. Harper, a Vice President of the Advisor. Prior to joining ETF Advisors in June 2002, Mr. Harper was an Assistant Vice President of Nuveen Investments where he had worked as a financial market economist and fixed income portfolio strategist since 1995. Mr. Harper will work closely with Gary L. Gastineau, a Managing Director of the Advisor. Prior to joining ETF Advisors in May 2002, Mr. Gastineau was employed by Nuveen Investments where he was the Managing Director responsible for development of open-end exchange-traded funds, including the FITRs. For approximately five years before joining Nuveen in March 2000, Mr. Gastineau was Senior Vice President of New Product Development at the American Stock Exchange.

                       The Advisor will receive fees annually from each Fund of xxx% of each Fund's average daily net assets.

                       Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

                       The Advisor is located at 153 East 53 Street, New York, New York 10022. The Advisor is controlled and majority-owned by Rosenkranz Asset Managers, LLC, a wholly-owned subsidiary of Rosenkranz & Company, a diversified New York investment firm. Robert Rosenkranz, the Chairman, CEO and controlling shareholder of Delphi Financial Group, a New York Stock Exchange listed insurance holding company with assets over $3 billion, controls Rosenkranz & Company as general partner and investment advisor. In addition to the Funds, the Advisor intends to sponsor additional exchange-traded fund products.


                                                 [GRAPHIC]

                                       What Securities We Invest
             In

                       The portfolio securities of each Fund will consist primarily of high-quality debt securities issued or guaranteed by the U.S. Treasury ("Treasury Securities"), by an agency or instrumentality of the U.S. Government or by a government-sponsored entity such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Fannie Mae, formerly the Federal National Mortgage Corporation (these securities, together with Treasury Securities, will be referred to collectively as "Government Securities"). Government Securities may be

Section 2  How We Manage Your Money
                       backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. Government Securities include mortgage and other asset-backed securities.

                       In seeking to achieve its investment objective, each Fund will invest at least 90% of its total assets in Treasury Securities or other Government Securities. As a non-fundamental investment policy that can be changed by the Board without a shareholder vote, each Fund will invest at least 80% of its total assets in Treasury Securities that are backed by the full faith and credit of the U.S. government. Each Fund may hold up to 10% of its total assets in repurchase agreements, futures contracts, options including those on futures contracts, and other derivative instruments relating to interest rates, in seeking performance that corresponds to its Underlying Index and in managing cash flows.

                       Lending Securities

                       To help offset Fund expenses, each Fund may lend securities from its holdings to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. These loans cannot exceed 33 1/3% of each Fund's total assets.


                                                 [GRAPHIC]

                                         How We Select Investments

                       Many traditional index funds invest their assets in the securities that make up their underlying indexes. The Underlying Index for each of the 2 Year, 5 Year and 10 Year FITR Funds tracks the return of only one security (the most recently issued, or "on-the-run," Treasury Security for the particular maturity of the Fund), and the Underlying Index for the 1 Year FITR Fund tracks the return of a pair of securities (the most recently issued, or "on-the-run," 6-month and 2-year Treasury Securities). The single security or the pair of securities is appropriate for the associated Underlying Index, being the most widely used benchmark for the corresponding maturity. However, it would be impracticable for the Funds to invest only in one security or a pair of securities because their trading could have a material impact on the prices of the securities traded and could impact the Funds' ability to track the performance of its Underlying Index.

                       The components of the Underlying Indexes change whenever there is a new auction for an Index's underlying Treasury Security (or Securities). This transition to the new on-the-run ("OTR") Treasury occurs on one day. If a Fund were to invest only in the OTR Treasury (or Treasuries) in the Underlying Index, it would be required to change the entire portfolio on that day. This change would be made at the same time as many other investors make the change which would require the Fund to compete with those investors to purchase the security or securities needed for the Fund's portfolio, which transactions would be very expensive. In addition, the OTR Treasury tends to trade "special" or at a lower yield/higher price than off-the-run Treasury securities of similar maturity.

                       Therefore, the Advisor attempts to achieve each Fund's investment objective by maintaining a portfolio of Treasury Securities and other Government Securities (described above) whose weighted-average duration closely matches the duration of the Fund's Underlying Index. Duration is the weighted-average life of the cash flows relating to the fixed-income securities held by a Fund, measured on a present-value basis. Duration is a useful measure of how much the Fund's net asset value is likely to change as a result of a change in interest rates. This means that each Fund will invest in a range of fixed-income

                                            Section 2  How We Manage Your Money
                       securities based upon the Advisor's application of quantitative analysis to provide an average duration (and therefore interest rate risk) and return profile similar to that Fund's Underlying Index.


                                                 [GRAPHIC]

                                            What the Risks Are

                       Risk is inherent in all investing. Investing in an exchange-traded fund involves risk, including the risk that you may receive little or no return on your investment. Each Fund is subject to the primary risks described below. Some or all of these risks may adversely affect each Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives. Therefore, before investing you should consider carefully the following risks that you assume when you invest in any of the Funds.

                       Market Risk: Each Fund's NAV and trading price will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV and trading price in response to market movements, and over longer periods during market downturns. This risk is more significant for funds with longer maturities on the fixed-income instruments in their portfolios.

                       Interest Rate Risk: Because the Funds invest in fixed-income securities, the Funds are subject to interest rate risk. Interest rate risk is the risk that the value of a Fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter and higher for longer maturity fixed-income portfolios.

                       Income Risk: The Funds are subject to the risk that portfolio income will decline because of falling market interest rates. This can result, in a declining interest rate market, when the Funds reinvest proceeds of bonds, notes or bills that mature, are called or redeemed or are sold out of the portfolio.

                       Credit Risk: The Funds are subject to credit risk. Credit risk is the risk that an issuer of a bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. Because the Funds invest at least 80% of their portfolios in Treasury Securities or securities that are backed by the full faith and credit of the U.S. government and at least 90% of their portfolios in Government Securities, the credit risk for the Funds is low.

                       Non-correlation Risk: Factors such as (1) differences between the composition of (and the credit risk associated with) a Fund's Underlying Index and that of the Fund's portfolio, particularly to the extent that the Fund invests in securities that, unlike the securities in the Index, do not have the backing of the full faith and credit of the U.S. Government; (2) differences between the timing of changes in a Fund's Underlying Index and the timing of the Fund's related portfolio changes; (3) fees and expenses of a Fund; and
                       (4) other factors including regulatory policies, will result in imperfect correlation over longer periods, and possibly low correlation over shorter periods, between the performance of a Fund and the return of its Underlying Index.

                       Index Investing: Unlike many investment companies, the Funds are not actively "managed." Therefore, the Advisor will change a Fund's portfolio composition only in an effort to match the duration and total return of its Underlying Index more closely.

                       Lending of Securities: Each Fund may lend its portfolio securities. Although each Fund will receive collateral in connection with all loans of its securities, a Fund may lose money should a borrower default on its obligation to return the borrowed securities (for example, the loaned securities may have appreciated

Section 2  How We Manage Your Money
                       beyond the value of the collateral held by the Fund). Each Fund will bear the risk of loss on any cash collateral that it invests.

                       Market Trading Risks

                       Absence of Prior Active Market: Although the Shares described in this Prospectus are listed for trading on the AMEX, there can be no assurance that an active trading market will develop or be maintained.

                       Lack of Market Liquidity: Trading in Shares on the AMEX may be halted because of market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, extraordinary market volatility may cause a halt in the trading of Shares under the AMEX "circuit breaker" rules. There can be no assurance that the Shares can meet current or future requirements of the AMEX necessary to maintain the listing of the Shares.

                       Shares May Trade at Prices Other than NAV: Shares may trade below, at, or above their NAV. The NAV of Shares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of Shares will fluctuate in accordance with changes in a Fund's NAV as well as market supply and demand on the AMEX. However, given that Shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a Fund will not occur.


                                                 [GRAPHIC]

                                            How We Manage Risk

                       The Advisor uses an indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds are not managed actively in an attempt to "beat" the Indexes they track and do not seek defensive positions when markets decline or appear overvalued by some standards.

                       Unlike many conventional mutual funds that are only bought and sold at closing net asset values, the Funds' Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed in Creation Units of 50,000 Shares at each day's next calculated NAV, principally through in-kind deposits. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions, such as increased transaction costs. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities, which sales may generate taxable gains. In contrast, the Funds' in-kind redemption mechanism generally will not lead to a redemption-driven tax event for the Funds or their ongoing shareholders.

                       Correlation

                       "Correlation" measures the degree to which the periodic changes in value of one investment parallel those of another investment. An index is a theoretical financial calculation while the Funds are actual investment portfolios. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs (including market impact), timing variances, fees and expenses and other factors. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to each Fund's portfolio, as necessary, to minimize the risk of non-correlation with its Underlying Index. The Advisor expects that, over time, the correlation between each Fund's total return and that of its Underlying Index, before fees and expenses, will be 98% or better. A figure of 100% would indicate perfect correlation.

                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares


                                                 [GRAPHIC]

                                        How to Buy and Sell Shares

                       Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, You can purchase or sell Shares in smaller "odd-lots," at no per-share price differential. When buying or selling Shares through a broker, most investors will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares trade under the following ticker symbols:


                 Fund                  Cusip AMEX Trading Symbol
                 Treasury 1 FITR ETF
                 Treasury 2 FITR ETF
                 Treasury 5 FITR ETF
                 Treasury 10 FITR ETF

                       Share prices are reported in dollars and cents per Share.

                       Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations and Redemptions" section, below.

                       Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including the Funds.

                       Book Entry

                       To reduce costs, shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding Shares of each Fund and is recognized as the owner of all Shares.

                       Investors owning Shares of any Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.
                       As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or "street name" form.

Section 3  How You Can Buy and Sell Shares

                       Fund Share Trading Prices

                       The trading prices of Shares of any Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

                       The AMEX intends to disseminate the approximate settlement value of the portfolio underlying a share of each Fund every fifteen seconds on days when the government securities markets are open. This approximate value should reflect most of the adjustments used to calculate NAV but it should not be viewed as a "real-time" update of the NAV per Share of each Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of such approximate values and make no warranty as to their accuracy.


                               [GRAPHIC]

             Creations, Redemptions and Transaction Fees

                       Creations and Redemptions

                       The Shares of each Fund that trade on the AMEX are "created" at their NAV by market makers and large investors only in block-size "Creation Units." A "creator" deposits into the Fund a portfolio of government securities, as designated by the Fund, closely approximating the holdings of the Fund and a specified amount of cash, in exchange for 50,000 Fund Shares or multiples thereof.

                       Similarly, Shares can only be redeemed in Creation Units of 50,000 Shares, principally in-kind, for a portfolio of government securities held by the Fund and a specified amount of cash. Shares are not redeemable except when aggregated in Creation Units. The prices at which creations and redemptions occur are based on the prices used in the next calculation of NAV after an order is placed.

                       Creations and redemptions must be made through a firm that is a DTC Participant. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

                       Transaction Fees

                       Each Fund will impose a creation transaction fee and a redemption transaction fee to offset the Fund's transfer and other transaction costs associated with the issuance and redemption of Creation Units of Shares. The creation and redemption transaction fees for creations and redemptions in-kind are listed below. To the extent that a Fund accepts cash creations and redemptions, creators and redeemers of Creation Units of Shares for cash will be required to pay an additional variable charge to compensate for brokerage and market impact expenses. Investors who use the services of a broker or other such intermediary may pay fees for these services. The following table shows only the anticipated approximate value of one Creation Unit of each Fund, as of the

                                     Section 3  How You Can Buy and Sell Shares
                       date each Fund is first offered to the public and the Creation/Redemption Transaction Fee per transaction. More information on the creation and redemption process and how changes in the Funds portfolio components or the use of cash creation or redemption may cause fees to change will be found in the Statement of Additional Information to this prospectus.

                        Approximate Value of a
                         Creation Unit as of         Creation/Redemption
  Name of Fund                        , 2002   Transaction Fee per transaction
 ----------------------------------------------------------------------------
  Treasury 1 FITR ETF         $4,250,000                    $500
  Treasury 2 FITR ETF         $4,250,000                    $500
  Treasury 5 FITR ETF         $4,250,000                    $500
  Treasury 10 FITR ETF        $4,250,000                    $500

Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the Funds, this section includes important details about how the Funds make distributions to shareholders. We discuss other Fund policies, as well.


                                                 [GRAPHIC]

             Dividends, Distributions and Taxes

                       Each Fund pays out income dividends to shareholders monthly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

                       Taxes

                       As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in FITR Shares.

                       Unless your investment in FITR Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

                        .  Your Fund makes distributions, and

                        .  You sell your Shares.

                       Dividends from net investment income, if any, are declared and paid monthly. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. Part of ordinary income distributions may be exempt from some state income taxes. A distribution may be taxable to you as ordinary income or as capital gain.

                       Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of how long you have held the Shares.

                       Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as short-term capital gain or loss if Shares have been held for one year or less.

                       Tax Withholding: If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Funds' ordinary income dividends (which may include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

                       Shareholders who do not provide a correct taxpayer identification number or social security number to the financial institution carrying the account--in the manner required by law--will be subject to withholding of their distributions and proceeds.

                                                 Section 4  General Information

                       Taxes on Creations and Redemptions of Creation Units (See "Creations, Redemptions and Transaction Fees" earlier in this prospectus): A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser's aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer's basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or the exchange of Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax advisor with respect to these matters.

                       The foregoing discussion summarizes some of the possible consequences under current tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under any applicable tax laws.


                                                 [GRAPHIC]

                                             Distribution Plan

                       ALPS Distributors, Inc. serves as the distributor of Creation Units for the Funds on an agency basis (the "Distributor"). The Distributor does not maintain a secondary market in Shares and has no role in determining the policies or component securities of any Fund.

                       The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their respective average daily net assets each year for certain distribution-related activities.

                       No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees and no such fees will be charged on the exchange-traded share class prior to September 30, 2005. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                                 [GRAPHIC]

                                             Net Asset Value

                       Bank of New York ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open except on Columbus Day and Veterans Day, when the NYSE is open but the government securities markets are closed. NAV is calculated by deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

                       In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. When these quotations are not readily available or appropriate,

Section 4  General Information
                       investments will be priced at their fair value, calculated according to procedures adopted by the Board of Trustees.


                                                 [GRAPHIC]

                                              Index Provider

                       Ronald J. Ryan, Ryan Holdings, LLC and Ryan Labs, Inc. (collectively the "Index Provider" or "Ryan") develop, maintain and publish market indexes based on fixed-income instruments. Ryan is the Index Provider for each of the Underlying Indexes. The Index Provider is not affiliated with the Trust, the Advisor, the Distributor, or the AMEX. Since 1983, Ryan has calculated and issued indexes based on the "on-the-run" ("OTR") U.S. Treasury yield curve. An OTR Treasury Security is the most recently auctioned Treasury bill, note or bond of a stated maturity. The Underlying Indexes for each Fund represent characteristics and returns of the OTR Treasury Securities most closely matching the specified maturity of the Underlying Index. The Ryan OTR Treasury indexes are widely followed, and are disseminated by various financial media, including Bloomberg and Telerate.

                       The Advisor has entered into a license agreement with the Index Provider to use the Underlying Indexes and marks. The Advisor in turn is granting sub-license rights at no charge to the Trust to use the Underlying Indexes.


                                                 [GRAPHIC]

                                           Fund Service Provider

                       BONY is the administrator, custodian, transfer agent and securities lending agent for the Funds.


                                                 [GRAPHIC]

                                               Disclaimers

                       "FITR" and "FITRs" are trademarks of Ryan Holdings, LLC and have been licensed for use for certain purposes by the Advisor. The term FITRs stands for "fixed-income trust receipts." The ETF Advisors Treasury FITR ETFs are not sponsored, endorsed, sold or promoted by Ryan Holdings, and Ryan Holdings makes no representation regarding the advisability of investing in the Funds.

                       Ryan. The Treasury 1 FITR ETF, Treasury 2 FITR ETF, Treasury 5 FITR ETF and Treasury 10 FITR ETF (collectively, the "Funds") are not sponsored, endorsed, sold or promoted by Ryan Holdings, LLC and Ryan Labs, Inc. (collectively "Ryan"). Ryan makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Ryan's only relationship to the Advisor, the Trust and the Funds is the licensing of certain trademarks and trade names of Ryan. The Ryan Adjusted 1 Year Treasury Index, the Ryan 2 Year Treasury Index, the Ryan 5 Year Treasury Index and the Ryan 10 Year Treasury Index (collectively "the Underlying Indexes") are determined and composed by Ryan without regard to the Licensee, the Trust or the Funds. Ryan has no obligation to take the needs of the Advisor or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. Ryan is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash or the terms on which Fund Shares are to be exchanged for securities in creation/redemption transactions, largely in-kind. Ryan has no obligation or

                                                 Section 4  General Information
                       liability in connection with the administration, marketing or trading of the Funds.

                       RYAN MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISOR, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES. RYAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RYAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                       AMEX. The Funds are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the ability of the Funds to track the total return performance of the Underlying Indexes or the ability of the Underlying Indexes identified herein to track market performance. The Underlying Indexes identified herein are determined and composed by Ryan without regard to the Shares. The AMEX is not responsible for, nor has it participated in, the determination of the compilation of the Underlying Indexes, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The AMEX has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of the Shares.

                       The AMEX does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee's customers and counterparties, owners of Shares, or any other person or entity from the use of the Underlying Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                       The Advisor. The Advisor does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Advisor shall have no liability for any errors, omissions, or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Funds, owners of Shares, or any other person or entity from the use of the Underlying Indexes or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Section 4  General Information

Additional Information

                       For more detailed information on the Trust, the Funds and Shares, you may request a copy of the Trust's Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

                         Call:  1-800-THE-AMEX (1-800-843-2639)
                                Monday through Friday
                                9:00 a.m. to 8:00 p.m. (ET)

                         Visit: www.etfadvisors.com

                         Write:  ETF Advisors Trust
                                c/o ALPS Distributors, Inc.
                                370 17th Street,
                                Suite 3100
                                Denver, Co. 10006

                       Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

                         publicinfo@sec.gov

                       or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is
                       811-[    ].

                       No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                       DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.


                       Registration Number 811-[     ]

                                                 Section 4  General Information

Investment Company Act File No. 811-_______

ETF Advisors Trust
ETF Advisors Treasury FITR ETFs
Statement of Additional Information

Dated ______________, 2002


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated ____, 2002 (the "Prospectus") for the ETF Advisors Treasury FITR ETFs (the "Funds") which are series of the ETF Advisors Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, ALPS Distributors, Inc., at 370 17th Street, Suite 3100, Denver, Colorado 10006.

Table of Contents

General Description of the Trust and the Fund............................    2
Exchange Listing and Trading.............................................    3
Investment Restrictions and Policies.....................................    3
     Investment Restrictions
     Investment Policies and Risks
Lack of Diversification of Certain Funds.................................    X
Loans of Portfolio Securities............................................    6
Repurchase Agreements....................................................    7
Reverse Repurchase Agreements............................................    X
Currency Transactions....................................................    X
Money Market Instruments.................................................    X
Foreign Securities.......................................................    X
Investment Companies, REITs..............................................    7
Illiquid Securities......................................................    7
Futures and Options......................................................    7
Restrictions on the Use of Futures Contracts and Options on Futures
  Contracts..............................................................    8
Swap Agreements..........................................................    9
Future Developments......................................................    X
General Considerations and Risks.........................................    9
Risks of Futures and Options Transactions................................   10
Risks of Swap Agreements.................................................   11
Construction and Maintenance Standards for the Underlying Indices........    X
Index Dissemination......................................................    X
Investment Limitations...................................................    X
Management...............................................................   12
Trustees and Officers....................................................    X
Remuneration of Trustees and Officers....................................    X
Investment Advisor.......................................................   16
Administrator, Custodian, Transfer Agent and Securities Lending Agent....   16

Distributor...............................................................   17
Index Provider............................................................   17
Continuous Offering.......................................................   18
Brokerage Transactions....................................................    ?
Additional Information Concerning the Trust...............................   19
Capital Stock.............................................................    ?
Book Entry Only System....................................................   20
DTC Acts as Securities Depository Fund Shares.............................   20
Creation and Redemption of Creation Unit Aggregations.....................   22
Creation..................................................................    ?
Fund Deposit..............................................................    ?
Procedures for Creation of Creation Unit Aggregations.....................   23
Placement of Creation Orders..............................................   23
Acceptance of Orders for Creation Unit Aggregations.......................   25
Creation Transaction Fee..................................................   25
Redemption of  Fund Shares in Creation Unit Aggregations..................   25
Redemption Transaction Fee................................................   26
Placement of Redemption Orders............................................   26

Taxes.....................................................................   27
Federal Tax Treatment of Futures and Options Contracts....................   28
Determination of NAV......................................................    ?
Dividends and Distributions...............................................   29
General Policies..........................................................   29
Dividend Reinvestment Service.............................................   29
Performance and Other Information.........................................   30
Miscellaneous Information.................................................   31
Counsel...................................................................   31
Independent Auditors......................................................   31
Financial Statements......................................................   31
Report of Independent Accountants.........................................   31

General Description of the Trust and the Fund

The Trust currently consists of several investment portfolios. This Statement of Additional Information provides information regarding these portfolios: the Treasury 1 FITR ETF, the Treasury 2 FITR ETF, the Treasury 5 FITR ETF and the Treasury 10 FITR ETF. (the "Funds"). The Trust was organized as a Delaware business trust on May 29, 2002 and is authorized to have multiple series, or portfolios. Each of the Funds is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are referred to herein as "Shares".

Each Fund seeks investment results that correspond generally to the total return, before fees and expenses, of a particular fixed-income market index (an "Underlying Index") compiled by Ryan Labs, Inc. (the "Index Provider"). All of the Underlying Indexes are based on the total return on various maturities of Treasury Securities. The Funds are managed by ETF Advisors, LLC (the "Advisor").

The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally upon delivery, on an in-kind basis, of a basket of Treasury Securities and other Government Securities (as defined below) selected by the Advisor to enable the Fund's portfolio, after such Treasury and/or Government Securities have been added, to closely track the duration and expected total return of the relevant Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares described in this Prospectus have been approved for listing and secondary trading on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. Shares will trade on the AMEX at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions (full or partial), transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the AMEX, broker's commissions on purchases or sales of Shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the affected Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions
-----------------------

The investment objective of each Fund is to provide investment results that correspond generally to the total return, before fees and expenses, of its Underlying Index.

The Board has adopted as fundamental policies each Fund's investment objective and the investment restrictions, numbered (1) through (8) below. A Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of the Fund:

     (1) With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed
33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (3) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (7) Issue senior securities, except as permitted under the Investment Company Act of 1940.

     (8) Purchase the securities of any issuer if, as a result, 25% or more of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry (except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof).

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board of Trustees and without shareholder approval, a Fund can amend its investment objective to seek investment results that correspond generally to the total return, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. A Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.

     (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by the notional value of such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (6) Purchase securities when borrowings exceed 5% of its total assets. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

     (7) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.


Investment Policies and Risks

The portfolio securities of the Funds will primarily consist of high-quality debt securities issued or guaranteed by the U.S. Treasury ("Treasury Securities"), by an agency or instrumentality of the U.S. Government or by a government-sponsored entity such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Fannie Mae, formerly the Federal National Mortgage Corporation (these securities, together with Treasury Securities, will be referred to collectively as "Government Securities"). Government Securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. Government Securities include mortgage and other asset-backed securities.

Each Fund will maintain a portfolio of Treasury Securities and other Government Securities whose weighted average duration closely matches the duration (and therefore interest rate risk) of its Underlying Index, meaning that the Funds will invest in a range of fixed income instruments based upon the Advisor's application of quantitative analysis to provide a duration and return profile similar to that of each Fund's Underlying Index. As a fundamental policy that can only be changed by the vote of a majority of the Fund's outstanding shares, in seeking to achieve their respective investment objectives, each Fund will invest at least 90% of its total assets in Treasury Securities or other Government Securities. As a non-fundamental policy that can be changed by the Board of Trustees without a shareholder vote, each Fund will invest at least 80% of its total assets in Treasuries and other securities backed by the full faith and credit of the U.S. Treasury. Each Fund may hold up to 10% of its total assets in repurchase agreements, futures contracts and options and other derivative instruments.

Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to changes in interest rates. Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a five-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of five years. However, a five-year bond priced at par with a 7% coupon has a maturity of five years but a duration of 4.3 years, reflecting the bond's earlier payment of interest.

In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 5% move in the price of a zero-coupon bond with a five-year duration, while the price of a coupon bond with a 4.3 year duration will change by approximately 4.3%.

Loans of Portfolio Securities. Each Fund may lend its investment securities to
-----------------------------
approved borrowers. The Bank of New York serves as the lending agent for the Funds and, as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of a Fund's total assets.

The terms, the structure and the aggregate amount of such loans will be consistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are
---------------------
agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. A Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Trust("Qualified Institutions"). The Advisor will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Board of Trustees.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Investment Companies. Each Fund may invest in the securities of other investment
--------------------
companies (including money market funds) to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of
-------------------
its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into futures contracts, options and
-------------------
options on futures contracts. These futures contracts and options will be used to maintain a duration for a Fund that closely approximates the duration of the Underlying Index, to facilitate trading or to reduce transaction costs. The Funds will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Funds will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific financial instrument at a specified price within a specified period of time. The purchaser of a put or call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. A Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. A Fund may write put and call options along with a long position in options to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. A Fund may enter into futures contracts to purchase security indices or other instruments when the Advisor anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential loss on writing call options on fixed-income securities, for practical purposes, is limited to the present value of the instrument at maturity plus the present value of STRIPs matching the coupon payments. The potential for loss related to writing put options is limited by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.
-----------------------------------------------------------------------------
The Funds will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of the Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, a Fund will not purchase options to the extent that more than 5% of the value of its total assets would be invested in premiums on open option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract's notional amount (this deposit amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or instrument underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one
---------------
party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be made on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

General Considerations and Risks

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the Principal Risk Factors and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

Interest Rate Risk and Income Risk.  An investment in the Funds should be made
-----------------------------------
with an understanding of the risks inherent in an investment in fixed-income securities, including the risk that the value of a Fund's portfolio will decline when interest rates rise and that the income from a Fund's portfolio will decline when interest rates fall.

Credit Risk.  Funds that invest in fixed-income securities are also subject to
-----------
credit risk which is the risk that an issuer of a bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions. However, because the Funds invest primarily in Government Securities, this risk is considered to be low for these Funds.

Tracking Risk.  Each Fund, in pursuit of its objective of generating investment
-------------
results that correspond generally to the price and yield performance, before fees and expenses, of the Fund's Underlying Index, may invest not only in the on-the-run Treasury Security or securities that at any given time determine an Underlying Index but also in off-the-run Treasury Securities and other securities issued by agencies and instrumentalities of the U.S. Government ("Agency Securities"). The returns of off-the-run Treasury Securities may vary over certain periods from the returns of the on-the-run Treasury Securities that determine an Underlying Index, even though they have exactly the same credit risk. Many of the Agency Securities in which the Fund may invest are not backed by the full faith and credit of the U.S. government, but instead are backed only by the agency or instrumentality issuing or guaranteeing the security, and in many cases by the right of that agency or instrumentality to borrow from the U.S. Treasury, and consequently will subject the Fund to greater credit risk than if the Fund were to invest exclusively in Treasury securities or other securities that are backed by the full faith and credit of the U.S. Government. The returns of Agency Securities over certain periods have differed from the returns of Treasury securities. Finally, future unanticipated changes to the Underlying Index may make it more difficult for the fund to accurately track the investment performance of that Index. These factors create the risk that the Fund may not achieve its objective of closely tracking the investment performance of the specified Treasury security covered by the Fund's Underlying Index.

Liquidity Risk.  The existence of a liquid trading market for certain securities
--------------
may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if spreads are wide. Again, because the Funds invest primarily in Government Securities, which trade in liquid markets, this risk should be low.

Market Price of Shares. Shares of the Funds will trade at prices that are different than net asset value. At times the market price of a Fund's Shares may be higher or lower than the Fund's net asset value. The Funds believe, however, that the arbitrage mechanism provided by the in-kind creation and redemption process will keep the Shares from trading at significant premiums or discounts.

Risks of Futures and Options Transactions. There are several risks accompanying
-----------------------------------------
the utilization of futures contracts and options on futures contracts. First, while the Funds plan to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the index future and the movement in its underlying index or instrument. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their overall risk exposure to levels comparable to direct investment in fixed-income securities.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index or security underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Because the futures markets generally impose lower initial margin requirements than the securities market, increased price fluctuations could lead to larger and more frequent variation margin payments than anticipated.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is
------------------------
limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive.



Brief descriptions of the Underlying Indexes are provided below.

The Ryan Treasury Indexes

Ronald J. Ryan, Ryan Holdings LLC and Ryan Labs Inc. (collectively "Ryan") develop and maintain market indexes based on fixed income instruments and publish fixed income research. Since 1983, Ryan has calculated and issued indexes based on the "on-the-run" (OTR) U.S. Treasury yield curve. The Ryan OTR Indexes serve as the accepted benchmarks of OTR rates. An OTR Treasury security is the most recently auctioned Treasury bill, note or bond of a stated maturity. To keep it current, the Ryan 2 Year index, for example, is updated by rolling the OTR position in a two-year note to the new OTR two-year note at the time of the auction, as described more fully in the accompanying specifications for the Ryan indexes. Certain of these indexes have been selected by the Advisor to be the Underlying Indexes for the Funds.

The OTR Treasury instrument yield is the base yield for each maturity against which all other Treasury instruments and most other dollar-denominated fixed income instruments are typically evaluated. Other debt instruments are usually traded at a spread to the OTR Treasury rate at a comparable maturity.

The Underlying Index of each Fund is as follows:

Treasury 1 FITR ETF                Ryan Adjusted 1 Year Treasury Index
Treasury 2 FITR ETF                Ryan 2 Year Treasury Index
Treasury 5 FITR ETF                Ryan 5 Year Treasury Index
Treasury 10 FITR ETF               Ryan 10 Year Treasury Index

The AMEX plans to disseminate information on the Underlying Index values and per share Creation Unit Aggregation basket values of each Initial Index Fund every 15 seconds on each day the Government Securities markets are open to assist investors in monitoring intraday price movements in FITRs and their related Underlying Indexes. Data on Underlying Indexes and underlying markets will be limited or unavailable on days when the Government Securities markets are closed and other securities markets are open (Columbus Day and Veterans Day).


Management of the Funds

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has three trustees, none of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and all of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

-----------------------------------------------------------------------------------------------------------------------
                                        Positions and
                                        Offices with Fund         Principal Occupations           Number of Portfolios
                             Date of    and Year First            During Past Five Years          in Fund Complex
Name and Address             Birth      Elected or Appointed      and other Directorships         Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
Kevin R. Brine               10/3/50    Trustee 2002              Retired (October 2000) as             4
                                                                  SVP, Global Director --
                                                                  Institutional Sales and Marketing
                                                                  and Director of Sanford C.
                                                                  Bernstein & Co. Inc. (Since 1985).
-----------------------------------------------------------------------------------------------------------------------
Donald A. Sherman            2/9/51     Trustee 2002              Chairman and CEO of                   4
7500 West Jefferson Blvd.                                         Waterfield Mortgage
Fort Wayne, IN 46804                                              Company, Inc. (since
                                                                  1999); President of
                                                                  Waterfield Mortgage
                                                                  Company, Inc. (since
                                                                  1989).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                        Positions and
                                        Offices with Fund         Principal Occupations           Number of Portfolios
                             Date of    and Year First            During Past Five Years          in Fund Complex
Name and Address             Birth      Elected or Appointed      and other Directorships         Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------

James M. Litvack             4/21/41    Trustee                   Economic consultant             4
Princeton University                    2002                      (since 1997); Retired
Princeton, NJ 08544                                               (July 1997) as Lecturer
                                                                  in Economics, Princeton
                                                                  University; Director,
                                                                  First Reliance Standard
                                                                  Life Insurance Co. of NY
                                                                  (since 1990).
-----------------------------------------------------------------------------------------------------------------------
Gary L. Gastineau            3/31/40    Managing Director         Managing Director of ETF
153 East 53 Street, 49th                2002                      Advisors, LLC (since May
Floor                                                             2002);
New York, NY 10022                                                prior thereto Managing
                                                                  Director of Nuveen
                                                                  Investments (from March
                                                                  2000 to May 2002); and
                                                                  prior thereto
                                                                  Senior Vice President of
                                                                  New Product
                                                                  Development at the
                                                                  American Stock Exchange
                                                                  (from July 1995 to March
                                                                  2000).
-----------------------------------------------------------------------------------------------------------------------
Richard B. Harper            5/16/69    Vice President            Vice President and
153 East 53 Street, 49th                2002                      Portfolio Manager of ETF
Floor                                                             Advisors, LLC (since June
New York, NY 10022                                                2002);
                                                                  prior thereto Asst. Vice
                                                                  President and Market
                                                                  Strategist of Nuveen
                                                                  Investments (from
                                                                  September 1998 to May
                                                                  2002); and prior thereto
                                                                  Associate of
                                                                  Nuveen Investments (from
                                                                  September 1995 to
                                                                  September 1998).
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                        Positions and
                                        Offices with Fund         Principal Occupations           Number of Portfolios
                             Date of    and Year First            During Past Five Years          in Fund Complex
Name and Address             Birth      Elected or Appointed      and other Directorships         Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
Chad Coulter                 8/14/62    Secretary                 Secretary of ETF
153 East 53 Street, 49th                2002                      Advisors, LLC (since June
Floor                                                             2002); Vice President
New York, NY 10022                                                and General Counsel,
                                                                  Delphi Financial Group,
                                                                  Inc. (since January
                                                                  1998); prior thereto Vice
                                                                  President and General
                                                                  Counsel of National Life
                                                                  of Vermont (from August
                                                                  1997 to December 1997);
                                                                  prior thereto Vice
                                                                  President and General
                                                                  Counsel of Reliance
                                                                  Standard Life Insurance
                                                                  Company (from February
                                                                  1994 to August 1997).
-----------------------------------------------------------------------------------------------------------------------
Laurence R. Herman           8/20/72    Director                  Director of ETF Advisors, LLC
153 East 53 Street, 49th                2002                      (since June 2002); Asst.
Floor                                                             to the Chairman, Delphi
New York, NY 10022                                                Capital Management
                                                                  (since March 2002);
                                                                  prior thereto Senior
                                                                  Vice President of
                                                                  Capital IQ, Inc. (from
                                                                  February 2000 to
                                                                  February 2002); prior
                                                                  thereto Associate,
                                                                  Cahill Gordon & Reindel
                                                                  (from September 1997 to
                                                                  February 2000).
-----------------------------------------------------------------------------------------------------------------------

     Each trustee who is not affiliated with the Advisor receives a $5,000 annual retainer for serving as a director or trustee of all funds for which the Advisor serves as investment advisor or manager and a $1,000 fee per day plus expenses for attendance in person at a Board meeting or $500 per day for attendance by telephone. The annual retainer, fees and expenses are allocated among the funds for which the Advisor serves as investment advisor or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by the Advisor.

     The following table sets forth estimated compensation to be paid by the Trust projected through the end of the Trust's first full fiscal year, ending October 31, 2003. The Fund has no retirement or pension plans.

                        Estimated        Estimated        Total
                        Aggregate        Deferred         Compensation Paid
                        Compensation     Compensation     From Fund Complex
                        From Trust *     From Trust*

Name of Trustee

Donald A. Sherman
James M. Litvack
Kevin R. Brine

* Based on the estimated compensation to be earned by the independent trustees for the period from inception to the fiscal year ending October 31, 2003 for services to the Fund.

The officers and trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

As of the date of this Prospectus, the Trust has been organized for less than one full calendar year and therefore does not report the total remuneration for the preceding fiscal year.

In reports or other communications to shareholders or in advertising and sales literature, the Funds may discuss the advantages of investing in FITR ETFs and may compare their performance to other investment vehicles or securities indices. Any quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

Fixed Income--An Important Part of Your Portfolio

Combining fixed-income and equity investments can be a powerful diversification strategy to reduce the volatility of your overall portfolio while gaining a regular income stream.

Many investors choose U.S. Treasury securities for the fixed income portion of their portfolios for a number of reasons:

..    Safety and Stability--Treasuries are backed by the full faith and credit of the U.S. Government. They are rated among the most secure debt instruments in the world. By providing added safety in the fixed income portion of a portfolio and lower correlations with equity returns, U.S. Treasuries can help investors achieve a more stable portfolio performance.

..    Volume and Liquidity--The U.S. Department of the Treasury has been among the world's largest debt issuers, making the U.S. Treasury market one of the most active and liquid financial markets in the world. This enables investors to establish and liquidate positions quickly at predictable prices under most circumstances. The volume and liquidity of the underlying market should enhance the liquidity of the Treasury FITRs, but there is no assurance that this will be the case.

..    A Global Benchmark--U.S. Treasuries have been used in international capital markets as a primary fixed income benchmark.

Treasury 1, 2, 5 and 10 FITR ETFs--A Convenient Way to Invest in U.S. Treasuries

ETF Advisors Treasury FITR (Fixed Income Trust Receipts--pronounced "fighters") index funds are convenient, low-cost investments listed on the American Stock Exchange (AMEX), providing convenient access to the U.S. Treasury* marketplace. Treasury FITRs are a family of exchange-traded funds that invest in U.S. Treasury and other U.S. government securities. Treasury FITRs are designed to match the performance of a specific underlying U.S. Treasury index. Each index is especially created to track the total return of the most recently auctioned Treasuries at specific maturities--called "on-the-run" Treasuries. The Funds can play important roles in your overall portfolio, including roles in cash management and diversification.

*At least 80% of each Fund's total assets will be invested in U.S. Treasury securities.

Advantages of Treasury FITRs

In addition to the risk control benefits of U.S. Treasuries, Treasury FITRs offer other important advantages:

Monthly Dividends

..    Dividends are paid monthly. The portion of the dividend attributable to interest on Treasury securities will be exempt from state income taxes for most investors.

..    Yields before fees and expenses should closely correspond with yields of on-the-run Treasuries for a specific maturity.

AMEX Listed Shares

..    Treasury FITRs are listed on the AMEX, trading just like stocks and other exchange-traded funds.

..    You can take advantage of all stock trading techniques, including short sales, margin buys, limit orders, and other tactics at any time during the trading day.

Consistent Maturity Horizon

..    Portfolios are adjusted as necessary, seeking to closely track on-the-run
     Treasuries to maintain a consistent maturity horizon with the investment characteristics associated with such a managed maturity strategy.

..    Investors seeking to maintain a consistent U.S. Treasury maturity position need not adjust their portfolios after every Treasury auction. Treasury FITRs will do this for them.

..    Choose from a range of portfolios holding Treasuries and other government securities with specified target maturities--1,2,5 and 10 years.

Custody Efficiency

..    Treasury FITR shares are held in your securities account like equity securities, eliminating any special custody issues. This feature may reduce administrative and transaction costs.

A Low-Cost Investment

..    Total Fund expenses are xxx% per year. See the prospectus for more information on fees and charges.

The Role of Treasury FITRs in Your Portfolio

Cash Management

..    Treasury FITRs offer easy access to your investment. Treasury 1 and
     Treasury 2 FITRs can be an appealing alternative for short-term investing or cash management. The low expense ratio of Treasury FITRs means that more of the Fund's interest income is paid out in dividends and less goes to cover expenses.

Diversification

..    Fixed income securities are an important part of a balanced portfolio.
     Combining fixed income investments with your equity holdings can help reduce overall risk exposure without a commensurate reduction in return, resulting in a higher return-to-risk ratio. An example of the historic risk reward is based on combinations of large cap equities and "T-2s" (Treasury 2, 2 Year FITRs) is illustrated in the diagram above.

Cost Savings and Operations

..    The Funds are designed to closely track the performance of the most recently auctioned U.S. Treasuries, allowing investors to avoid the cumbersome and sometimes costly process of readjusting holdings to maintain a consistent commitment to a specific maturity range of Treasury securities.

Market Timing

..    Treasury FITRs can serve as a convenient, efficient repository for funds awaiting investment in equities

What is an Exchange-Traded Fund?

An exchange-traded fund (ETF) is a modified unit trust or investment company characterized by a dual trading process. Fund shares are created or redeemed in large blocks through the deposit of securities to, or delivery of securities from, the fund's portfolio. Secondary trading, in lots as small as a single fund share, takes place on a stock exchange. The dual trading process, and the accompanying arbitrage, ensure that the fund shares trade close to the underlying portfolio value at all times. ETFs trade at prices very close to their current underlying value throughout the trading day.

Introduced in 1993, exchange traded funds are one of the fastest growing investment categories in the United States and worldwide. In the United States alone, in December of 1997 just 19 ETFs held $7 billion in assets. As of March 31, 2002, more than 100 ETFs in the U.S. held over $80 billion in assets. Worldwide, more than 200 ETFs are currently listed on over 12 exchanges.

                           Frequently Asked Questions

Basic Questions on Exchange-Traded Funds

1.  What are Exchange-Traded Funds (ETFs)?

         An ETF is a fund with shares that investors can buy or sell throughout the daily trading session on a stock exchange. Currently ETFs that are available in the United States are all index funds, but actively-managed ETFs may be available in the future. Like conventional mutual funds, each ETF holds a portfolio of equity or fixed income securities. Individually, and in combinations, ETFs offer investors diversification and participation in a variety of investment objectives and strategies.

2.       How are ETFs different from conventional mutual funds?

         In contrast to conventional mutual fund shares which investors usually buy from the fund and redeem by selling shares back to the fund, most investors buy and sell ETFs like they buy and sell stocks: on the stock market. An investor can buy and sell ETFs at market-determined prices any time during the trading day. Any kind of order that can be used to buy or sell a stock can be used in trading ETFs, although simple market orders and limit orders are used most frequently. A buyer or seller of conventional mutual fund shares trades with the fund at a price linked to the fund's next net asset value (NAV) calculation (usually based on each day's market closing value of the fund's portfolio). Any order to buy or sell shares of a conventional fund is the equivalent of a market-on-close order. Limit orders or other types of orders are not accepted by conventional funds. Individual ETF shares cannot be purchased from the fund and are not redeemable in a trade with the fund. ETF shares must be created and redeemed in what are called Creation Unit Aggregations, usually 50,000 fund shares per unit.

3.       How are new ETF shares created and how are the shares redeemed?

         Each ETF will issue new fund shares in Creation Unit Aggregations, i.e., usually 50,000 shares or multiples of 50,000 shares, to Authorized Participants (broker dealers and other large investors) who pay for new shares by depositing portfolios of securities designated by the fund that closely resemble the fund's portfolio. Redemption occurs in much the same manner in reverse. To make a redemption, an Authorized Participant assembles 50,000 fund shares or a multiple of 50,000 fund shares and exchanges the fund shares for a basket of securities from the fund portfolio.

         The in-kind creation and redemption mechanism has a number of purposes. In-kind transactions do a fairer job of allocating transaction costs among different types of shareholders than the conventional mutual fund cash purchase and redemption process. An investor who buys ETF shares and holds them may pay a larger initial transaction cost than the buyer of conventional mutual fund shares, but ongoing shareholders in an ETF will be protected from some tax and transaction costs caused by shareholders entering and leaving a conventional fund. These costs can be a major drain on the performance of conventional funds, especially actively-managed funds./1/ Investors who buy or sell ETF shares in less than Creation Unit Aggregations depend on arbitrage forces in the market to keep the intra-day price of the ETF shares very close to the per fund share value of the underlying portfolio.

4. What kinds of investors typically find ETFs more attractive than conventional mutual funds?

     ETFs are usually most attractive to:

     (1) long-term investors who value the ETF's lower operating costs and/or its ability to defer some capital gains tax payments until the investor sells the shares;

     (2) short-term traders who want to trade intra-day rather than at the close or who find their trading is discouraged by conventional funds;

     (3) investors who value the greater transparency of ETFs which usually publish any portfolio changes daily.

_________________________

/1/ See Edelen, Roger M., "Investor Flows and the Assessed Performance of Open-End Mutual Funds," Journal of Financial Economics 53 (1999) pp. 439 - 466.

5. What kinds of investors typically find ETFs less attractive than conventional mutual funds?

ETFs are usually less attractive to:

     (1) investors who make small periodic investments and who benefit from the conventional no-load mutual fund purchase and sale process with its absence of a trading spread and commission charge;

     (2) traders who are willing to trade only at the Fund's net asset value (rather than at intra-day prices) and who would save more money by not paying commission charges and a market spread when they buy and sell fund shares than they would pay in higher expenses within the fund over the period they hold the shares; and

     (3) investors who take comfort from the availability of redemption at net asset value who may be concerned that the ETF shares are not individually redeemable at NAV, making the shareholder dependent on market efficiency to ensure fair pricing for redemption.

6.   Are ETFs better than conventional mutual funds?

     Each investor should evaluate the characteristics and costs of specific ETFs and competitive conventional mutual funds from a personal perspective to reach a decision on which fund is best. We would observe that as of December 31, 2001, there were only102 ETFs listed for trading in the United States with total assets of $83 billion. In contrast, there were 8,307 mutual funds with total assets of $6,975 billion. However, since year end 1995, ETF assets have grown at an average annual rate of 107.2% per year, whereas conventional mutual fund assets have grown at an annual rate of 16.4% over the same period. Clearly, a growing number of investors have concluded that ETFs are more appropriate than conventional funds for many of their investment needs.

     ETFs and conventional mutual funds have many features in common. Both invest their assets in portfolios of securities. Each offers shares which can be bought and sold in relatively small transactions, permitting a small investor to obtain relatively low cost diversification, spreading risk over a number of underlying companies and markets.

Treasury Fixed Income Trust Receipts (FITRs)

1. What are Treasury FITRs?

     "FITRs" stands for Fixed-Income Trust Receipts (pronounced "fighters"). The ETF Advisors Treasury FITR ETFs are exchange-traded funds (ETFs) indexed to on-the-run Treasury securities with portfolios predominantly composed of U.S. Government securities.

2. What are "on-the-run" Treasury securities?

     The on-the-run Treasury security is the most recently auctioned security at each maturity. The on-the-run (OTR) Treasury yield is the basis for all trading in U.S. dollar-denominated debt in its maturity range. For example, 5 Year corporate debt is quoted at the 5 Year OTR Treasury rate plus a spread which reflects the corporate debt's credit quality.

3. How many Treasury FITR Funds are there?

     There are four Treasury FITR ETFs.

     Each Fund is indexed to a specific maturity on the Treasury yield curve. The Treasury maturities offered by Treasury FITR Funds are, respectively: 1 Year, 2 Years, 5 Years and 10 Years with the Funds named, appropriately, Treasury 1 FITR ETFs, Treasury 2 FITR ETFs, Treasury 5 FITR ETFs and Treasury 10 FITR ETFs.

4. What are the indexes or benchmarks for these Funds?

     Each Fund is based on an underlying index of one or more Treasury auction series, corresponding to the fund's nominal maturity target. For example, the Treasury 5

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     FITR ETF has, as its underlying index, the Ryan 5 Year Treasury Index. The indexes were developed and are maintained by Ronald J. Ryan and his firm, Ryan Labs. Mr. Ryan, a pioneer in the development of fixed income indexes, has developed indexes for many applications including widely used market benchmarks and asset liability matching.

  5. How are the indexes calculated?

     The indexes are calculated from the returns of "on-the-run" Treasury securities. The U.S. Treasury regularly auctions debt securities at various initial maturities from 3-month bills to10-year notes. The frequency of Treasury securities issues varies with their maturity. For example, a new series of 10 Year notes is issued every three months, in February, May, August and November. The indexes used as Treasury FITR benchmarks are calculated by assuming that the old on-the-run issue is sold and the new on-the-run issue is purchased shortly after the auction results are announced.

     The U.S. Treasury has stopped issuing 12 month bills, so the 1 Year Treasury FITRs are based on two OTR securities, the 6 Month bill and the 2 Year note. The weighting is two-thirds for the 6 Month bill and one-third for the 2 Year note. The detailed index specifications are described in the Statement of Additional Information.

  6. How do I buy, sell or trade shares in the Treasury FITRs?

     Unless you plan to acquire or dispose of 50,000 shares (or a multiple of 50,000 shares), you can buy or sell shares by placing an order through your securities broker, just as you would buy or sell a stock to equalize the values on both sides of the transaction.

     There is no minimum investment. Shares are generally purchased and sold in "round lots" of 100 shares, but investors can purchase or sell shares in "odd-lots" as small as a single share at no share price differential. While a few brokers permit investors to hold fractional shares, this service is not available to all investors. Unlike shares in a conventional mutual fund which trade only at the market close, you can transact in

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

     Treasury FITR shares at any time during market trading hours. The ETF commission schedule is usually the same as the broker's common stock schedule.

     Shares can be bought on margin, typically by depositing 50% of the purchase price. Margin buyers borrow the balance of the purchase price and pay an interest charge.

     When you buy shares, you do not receive share certificates. Shares are held in book-entry form at the Depository Trust Company (DTC). DTC or its participating members maintain records which show you as the beneficial owner of the shares.

     If you do plan to buy or sell a multiple of 50,000 shares, you can transact in Creation Units using in-kind securities transfers.

  7. What are Creation Units and in-kind transfers?

     Each ETF has defined a Creation Unit. It is 50,000 fund shares in the case of Treasury FITRs. Market makers and large investors who want to acquire one (or more) Creation Units can do so by delivering a specific creation basket of Government securities with a market value approximately equal to the net asset value of 50,000 shares of the Fund. The creation basket is designated by ETF Advisors each day, and usually consists of essentially the same securities that the fund holds in its portfolio plus or minus a small amount of cash to equalize the values on both sides of the transaction.

     Investors who want to redeem one (or more) Creation Unit baskets of fund shares deliver multiples of 50,000 fund shares and receive a redemption basket of portfolio securities similar to the creation basket - plus or minus some cash, in return.

  Investment Objectives & Portfolios

  8. What are the investment objectives of the Treasury FITRs?

     The objective of each Treasury FITRs Fund is to replicate the total return, before fees and expenses, of its corresponding index.

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

  9. If I want Treasury securities in my portfolio, why don't I just buy the Treasuries directly? Why do I need the Treasury FITRs?

     If you want continuous exposure to a 5 Year maturity Treasury note, you can buy a 5 Year Treasury note on the day it is issued. As time passes, however, the remaining life of the note in your account decreases. After two years, your exposure is to a three-year Treasury security - and to three-year interest rates. To maintain a consistent 5 year Treasury interest rate exposure, you will have to sell the original note when a new 5 Year note is issued, and buy the new note. You can do this rollover to the new 5 Year note every three months. If you buy the ETF Advisors Treasury FITRs, you need to make only one trade and the fund will maintain the consistent portfolio maturity for you.

 10. Is this trading convenience the only reason I am paying a fee to the Advisor?

     In addition to trading convenience, Treasury FITRs offer a number of other benefits.

     . Transaction Costs. When you buy ETF shares you usually pay a brokerage fee and all or part of a bid-asked spread, and you hire the fund manager to roll and otherwise manage the portfolio for you. For most investors this will cost less as well as being more convenient than holding and rolling the Treasury securities in a separate account.

     . Better Pricing. By trading in larger quantities than most individual investors, the fund may be able to get better prices than you might get trading a smaller position.

     . Denomination. You can increase or decrease your investments in smaller denominations in Treasury FITR shares than in Treasury securities.

     . Additional Earnings. The fund may be able to earn additional returns from lending portfolio securities, which you probably cannot do as an individual investor. Similarly, the Treasury FITR funds may hold some off-the-run Treasuries and other government securities to improve returns. These additional earnings can help offset the fund's fees and expenses.

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

     . Flexibility. With ETFs rather than conventional mutual funds, you can get the market exposure you want almost instantaneously by buying ETF shares any time during market hours. You can dispose of the positions as quickly and easily, just like buying and selling shares of stock.

     . Professional Management. When you buy ETFs, you benefit from the professional portfolio management expertise of ETF Advisors investment management staff.

 11. If each index has only one or two OTR securities behind it, where is the 'portfolio' to manage?

     While the benchmark index of each Treasury FITR is based on the return(s) of only one or two OTR securities, the fund itself will typically hold four to 10 different securities.

     ETF Advisors will construct a portfolio for each fund with collective performance characteristics designed to match the underlying index. In technical terms, ETF Advisors will seek to match the dollar-weighted duration and the cash flows of the underlying index with the portfolio. The selection and weighting of the securities in the portfolio is based on a quantitative model designed to replicate the index return as efficiently as possible. The portfolio will be designed to have lower turnover than a manager simply rolling the index security (or securities) would experience. By using more than one or two securities, ETF Advisors reduces the impact of the Treasury FITRs' trading on the government securities markets and, consequently, reduces the funds' transaction costs.

 12. Will the duration of each fund's portfolio be exactly the same as the duration of the corresponding index every day?

     No, but it will be within a relatively narrow tolerance band. The stated duration tolerance band is one month for the Treasury 1s, 2 months for the Treasury 2s, 6 months for the Treasury 5s and 6 months for the Treasury 10s. The duration match should be much closer in a typical market environment.

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

 13. What types of fixed-income securities will be included in these portfolios?

     At least 80% of the assets of each fund will be invested in U.S. Treasury securities. At least 90% of the assets will be invested in Government Securities. Government Securities include Treasury securities and agency securities issued or guaranteed by an agency or instrumentality of the U.S. Government, or by a government-sponsored entity such as Ginnie Mae, Freddie Mac, and Fannie Mae.

     Government Securities are backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security.

     Each Fund may hold up to 10% of its total assets in repurchase agreements, futures contracts, options contracts and other interest rate-linked instruments only in furtherance of the objective of closely matching the total return, before fees and expenses of the fund's underlying index.

 14. What are the fees and other expenses of the Treasury FITRs?

     The Advisor will charge a fee xxx% per year which covers fund management and the index license fee. Other expenses are estimated at xxx% per year.

 15. How do Treasury FITRs compare with conventional fixed-income mutual funds?

     . No Load. There is no sales load charged to buyers of Treasury FITRs. Some fixed income mutual funds charge a load. Most buyers of Treasury FITRs will be charged normal brokerage commissions as on a stock transaction and they will pay some or all of the bid-asked spread quoted in the market.

     . Fund Expenses. The "expense ratio" (total expenses per $xxx of investment) for most comparable mutual funds will be higher than for Treasury FITRs. The difference reflects the fact that the mutual funds incur shareholder accounting

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

          expenses, which an ETF does not pay because the position is carried in a brokerage account rather than in a separate account maintained by the fund issuer.

     . Transaction Costs. When a mutual fund receives additional funds from new investors, it usually buys securities, and when existing shareholders redeem, the fund usually sells securities. These purchases and sales of fund shares for cash lead to transaction costs inside the fund. Transition costs associated with shareholder trading are substantially avoided in an ETF because when new shares are created or existing shares are extinguished, the portfolio of the Fund is modified not through cash trades, but through in-kind transfers of securities with the cost of creation and redemption borne by the dealers who create and redeem the shares.

     . Greater Capital Utilization: Because of the in-kind transfer of securities upon redemption, Treasury FITRs can stay more fully invested than most conventional mutual funds. Treasury FITRs do not have to hold material cash balances to meet demand for cash redemptions.

     . Trading Throughout the Day. Most mutual funds can be bought or sold only once a day, usually at their 4:00 p.m. net asset value. An ETF can be traded at any time the market is open. However, the conventional fund holder can redeem shares at a price that is usually equal to net asset value, while the Treasury FITRs holder relies on market forces to keep the share price of the ETF very close to the intra-day value of the portfolio behind each Treasury FITR share.

     . Short Sales. If you expect interest rates to go up, and fixed income security prices to fall correspondingly, you cannot sell mutual funds short to profit from a correct

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

          forecast. Since Treasury FITRs are traded like any other stock, you can sell them short.

     16. What organizations provide services to the ETF Advisors Trust, the issuer of the Treasury FITRs?

          ETF Advisors, LLC is the Investment Advisor to the ETF Advisors Trust, and is responsible for the selection and on-going monitoring of the Treasury FITRs' investments, paying fees and expenses, and otherwise managing the funds' business affairs.

          The American Stock Exchange, the listing exchange for most ETFs traded in the United States, will list the funds' shares. The AMEX and its members, especially the FITRs' specialist, will help maintain an orderly market in the shares .The AMEX will also disseminate indicative share values every 15 seconds during the trading day and publish trading statistics (high, low, close, volume) on the shares each trading day.

          Ryan Labs, Inc., Ryan Holdings, LLC and their founder, Ronald J. Ryan provide and maintain the indexes on which the Treasury FITRs funds are based. They will maintain and publish values for each underlying index.

          The Bank of New York is the administrator, custodian, transfer agent and the securities lending agent for the Treasury FITRs. It is also responsible for calculating each fund's NAV at the end of each business day.

     Income Distributions & Taxes

     17.  Can I expect distributions of income from Treasury FITRs?

          Yes; dividends from net investment income will be declared and paid monthly.

     18.  What are the tax consequences of owning Treasury FITRs?

          This is best answered by your own tax advisor; however, we can make some general statements that cover the most common circumstances.

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

          The tax consequences are broadly similar, to the tax outcome when you invest directly in Government Securities with some differences resulting from the fund structure. Dividends and net short-term capital gains earned in the fund are distributed as dividends taxable as ordinary income. Net long-term capital gains earned at the fund level, and distributed to shareholders, are long-term capital gains to shareholders regardless of how long the shareholder has held the fund shares. Capital gains or losses resulting from the shareholder's sale of the fund shares, after any adjustments to the shareholder's cost basis for capital gains distributions, are either long term or short term, depending on how long the shareholder held the fund shares. Interest income from Treasury Securities is exempt from State taxes; this exemption ordinarily will pass through to shareholders of the Treasury FITRs.

     19. What about the "tax efficiency" claimed for equity ETFs? Do those claims apply to fixed income ETFs?

          While there may be very modest opportunities for slightly improved fixed income fund tax efficiency in Treasury FITRs, the return from Treasury FITRs is largely in the form of interest, not from long-term capital gains - the element of return that can often be deferred indefinitely in an equity ETF. No investor should invest in Treasury FITRs with the expectation that the ETF structure will defer the taxes on a material part of the fund's return.

     Risks & Returns

     20.  What risks am I taking in buying the Treasury FITRs?

          The risks are similar to those associated with any investment in fixed income securities and funds holding fixed income securities. The important risks are:

          . Interest Rate Risk: When interest rates go up after a fixed income security or shares in a fund are purchased, the price of the security or fund shares will fall.

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

          . Income Risk: When securities mature, or need to be rolled over to meet a fund portfolio's maturity objective, the proceeds of the sale will be re-invested in another security. If interest rates have fallen while the first security was held, interest income from the newly purchased security will be lower than the income on the security sold.

          . Credit Risk: The issuer of a fixed income security might suffer financial problems and be unable to pay the coupons as scheduled or unable to pay the principal at maturity. Note, however, that at least 90% of the funds' assets will be invested in Government Securities; therefore credit risk is low. There is some credit risk associated with the funds' plans to lend some of the securities they hold to others. Securities lending will earn additional income, but it incurs the risk that the borrower of the securities may face financial difficulties and be unable to return them. This risk is substantially reduced not only by carefully choosing the securities borrowers, but also by requiring a collateral deposit from the borrower that should cover most of this credit risk exposure.

          . Non-Correlation Risk: This risk exists in all situations where a portfolio is managed to replicate the duration and cash flow characteristics of an index. When the portfolio is inappropriate for any reason, the returns from the fund will be different from (will not correlate well with) the returns of the index. Fees and expenses will also contribute to degradation in correlation.

          . Market Timing Risks: Beyond these general risks, there are also market trading risks which are common to all traded securities. For example, shares of a fund may not trade actively. Under certain extraordinary market situations, markets may be closed, or trading in Treasury FITRs shares may be suspended. The shares may be `de-listed' by the exchange for lack of activity. And finally, shares may trade at prices quite different from the value of the securities (and cash, if any) in the funds' portfolios.

     Maturity Related Risks

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

     21. Is it correct to say that a Treasury FITR fund has a maturity like each of the Government Securities it holds?

          No; each OTR security in the underlying index has a maturity and each security in the portfolio used to replicate the securities in the index has a maturity, but the Treasury FITRs or any comparable conventional mutual fund will not have a maturity. As discussed in the answers to questions 9 and 11, ETF Advisors does not wait for a security to mature before replacing it. The portfolio manager "rolls" it into the next OTR security when the latter is issued or - to be more accurate - adjusts the portfolio to reflect the change in maturity of the security or securities in the index. Therefore, the index - and the fund itself - have no maturity.

     22.  If there is no maturity, when do I get my investment back?

          The ETF shares you buy are like shares of stock. You invest money when you buy them, and you get money back when you sell them on the market.

     23. Is there any assurance, given that the underlying investments are predominantly in Government Securities, that I will get my capital back intact?

          If a buyer of a Government Security holds it until its maturity, the principal amount will be returned to the buyer. If the purchase was made at the time of issue at par (100%), and interest rates do not fluctuate, the price will remain at 100 throughout the holding period. If the purchase was made below or above par, and interest rates stay steady, the price of the bond will converge to par at maturity.

          When interest rates fluctuate, the price of the bill or note also fluctuates. So, if a debt instrument (even one issued by the U.S. Treasury) is sold before its maturity, the price of that sale can be below or above 100% of face or nominal value. Given the same change in the stated interest rate, fluctuations are greater for longer maturities. For example, the price of a 10-year note will fluctuate more than the price of a 2-year note in response to a given rate change. Depending upon the price at which a fixed income security was purchased, there could be a capital gain or loss when it is sold.

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

          The effect of interest rate fluctuations applies to any fixed income fund other than a money market fund. There is no assurance that the capital originally invested will be returned intact at the time of sale.

          To see the expected effect of a change in yields on the price of each Treasury FITRs fund, click here [___]. Familiarity with the yield/interest rate link to the value of a Treasury FITRs share should help investors appraise the principal risk associated with an abrupt change in interest rates.

     24. So, if I want the capital to be intact on a certain date in the future, I should not buy the Treasury FITR ETFs?

          That is correct. You should not buy any fund other than, possibly, a money market fund. If you want to use the money to repay a loan maturing on a certain date or to pay some other fixed dollar obligation and you cannot risk a price decline, you must forego possible price appreciation and a possible higher yield on the Treasury FITRs investment. You might conclude that you should not buy Treasury FITRs or even buy a Treasury security directly that matures after the date of your obligation. A better choice might be a money market fund or a fixed income instrument with a maturity very close to the date you need the money. Of course, the risk to your principal from an interest rate change will be greater on the Treasury 5 and Treasury 10 FITRs and less on the Treasury 1 and Treasury 2 FITRs.

     25. How do the Treasury FITRs compare with Money market funds in terms of risk, return and cost?

          The principal risk associated with Treasury FITRs is interest rate risk and this risk is greatest on the longest duration funds, the Treasury 5 and Treasury 10 FITRs. Even the Treasury 1 and Treasury 2 FITRs have some risk of loss of principal if rates rise while an investor holds them. Money market funds generally hold highly-rated overnight and short-term (under six-month maturity) debt instruments. Money market funds have very little interest rate risk but only funds with a commitment to using

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

     primarily Treasuries and other government securities will have as little credit risk as the Treasury FITRs. Generally, the investor who uses Treasury FITRs shares instead of money market fund shares is accepting the higher yield that comes with an increase in interest rate risk in exchange for a reduction in credit risk.

     The difference in return between Treasury FITRs and money market funds depends on three things: (1) the difference in the total return on the securities in their portfolios, (2) the expense ratios of the funds, and
     (3) any investor transaction costs associated with taking and closing out the fund share position. If the yield curve is "normal" (longer term rates higher than short-term rates) the Treasury FITRs portfolios will have a higher yield than money market funds with portfolios of similar credit quality. A money market fund is restricted to short-term securities, but it may be able to increase its yield by slightly reducing the average credit rating of the securities it holds. The expense ratio on Treasury FITRs is xx basis points (xxxx) compared to an expense ratio on the average money market fund of about xx basis points (xxxx) giving the Treasury FITRs an expense advantage at the fund level over most money market funds. Any transaction costs associated with buying and selling money market fund shares are usually absorbed by the fund. Anyone buying and selling Treasury FITRs shares may pay a brokerage commission and will pay part or all of a bid-asked spread. Frequent transactions will cost the fund share trader more with the Treasury FITRs funds and will cost the ongoing shareholders more with a money market fund because the fund will have to trade when shareholders enter and leave the fund.

     Investors interested in a more comprehensive analysis of the asset allocation characteristics of Treasury FITRs should click here [____] and read the essay "Asset Allocation, Decoupling and the Opportunity Cost of Cash."

26.  What information about the Treasury FITRs funds will be available publicly?

     Some newspapers publish daily trading statistics on the Treasury FITRs. ETF Advisors and the American Stock Exchange make available a substantial amount of

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     information on Treasury FITRs on their websites. This information includes, for each fund, the value of the underlying index, the daily NAV of the Fund and the market price of the shares. The website will also include historical index data and historical fund share price data.

27. What is the historical performance of the indexes upon which the Treasury FITRs are based?

                   HISTORICAL PERFORMANCE OF THE RYAN INDEXES

                               1 Year         2 Year        5 Year       10 Year
                                Index         Index         Index         Index

      1 Year (2001)             6.10%         7.95%         7.12%         4.46%
      2 Years (2000-2001)       6.38%         7.64%         9.39%         9.13%
      3 Years (1999-2001)       5.35%         5.67%         5.25%         3.09%
      5 Years (1997-2001)       5.53%         5.98%         6.52%         6.35%
      10 Years (1992-2001)      5.31%         5.85%         6.49%         6.61%

28. Other fixed income ETFs are based on indexes that have reported higher historic returns than the Ryan Indexes. Does this mean that those funds will outperform the Treasury FITRs?

Investors should evaluate fixed income ETFs as they would evaluate any other securities - on all the performance characteristics that matter to them. Of course, return on the fund is what matters, not return on the index. Returns should be measured relative to risk. Liquidity and transaction costs inside the fund and the cost of trading the fund shares will matter to most investors. Other features investors may want to look for in a fixed income ETF are reasonably close tracking of an underlying index and consistent maturity and duration in the portfolio.

We believe that the portfolios of fixed income index ETFs with similar nominal maturity ranges will look and perform more like each other than like any underlying index that includes large positions in high yielding but illiquid bonds and notes. Treasury and agency securities are much more liquid and have much lower trading costs than most corporate bonds. Liquidity of portfolio securities matters more in an ETF than in a

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

conventional fund. Liquidity in corporate bond markets is improving, but most corporate bonds and notes trade infrequently after a few months have passed since their initial offering. ETF Advisors believes actively-managed ETFs can use a variety of fixed income instruments effectively (including corporate bonds), but we have not found any corporate bond indexes that will function as effective templates for index ETFs. We encourage investors to compare ETFs based on indexes that include corporate bonds with conventional funds using similar indexes.

Basic Concepts in Fixed Income Securities

1.   What are Treasury Securities?

     When the U.S. government borrows money (generally to meet a current budget deficit, to pay interest on currently outstanding debt or to repay loans maturing in the current period), it issues a bill, a note or a bond. These securities promise repayment of the loan at maturity as well as interest payments at certain intervals and/or at maturity.

     A short-term discount debt instrument issued by the U.S. government is called a Treasury bill. The maturity of a Treasury bill is 12 months or less from the date of issuance. Treasury bills are sold at a discount (at a price less than 100% of face value or value at maturity), and redeemed at par (100% of face value). The difference between the value at maturity and the investor's purchase price of the Treasury bill is interest on the loan.

     Treasury notes have original maturities of more than a year and no more than 10 years from issuance. Treasury bonds have original maturities more than 10 years from issuance. Treasury notes and bonds are sold at auction at a price that is usually close to par or face value, and carry an annual interest coupon rate. A coupon payment of one half of the (annual) coupon rate is paid every six months; at maturity, the last coupon payment and the par value are paid to the holder.

2.   What are Government Securities?

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     Government Securities include Treasury Securities, as well as other debt instruments issued by agencies and instrumentalities of the U.S. Government, or by government-sponsored entities such as Federal Home Loan Mortgage Corporation (Freddie Mac), Fannie Mae (formerly Federal National Mortgage Association) and Government National Mortgage Association (Ginnie
     Mae). Government Securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. Government Securities include mortgage and other asset-backed securities.

3.   What is yield?

     Yield is the annual percentage return on investment. Yield depends upon a number of factors: maturity, coupon (interest payments) paid to the holder, credit risk and current interest rate levels. The stated yield for a fund is computed by the following formula:

                           Yield = 2  [(a - b + 1)/6/ -1]
                                       -----------
                                          cd

         Where: a = dividends and interest earned during the period.
                b = expenses accrued for the period (net of reimbursement).
                c = the average daily number of shares outstanding during the period that were entitled to receive distribution
                d = the maximum offering price per share on the last day of the period.

4.   What is the relationship of yield to the price of a fixed-income security?

     When a fixed income security, say a Treasury note or other coupon instrument, is issued, the issuer promises interest payments, usually at a fixed level, and repayment of principal at maturity. As interest rates fluctuate, the level of coupon payments on most Government Securities does not change. To maintain a yield on seasoned securities at or near current yields required by investors, the price of the security changes.

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

     If a Treasury note is issued when the interest rate is 8%, the Treasury will promise to pay 8% of the face value of the note in coupon interest each year, and to return the principal at maturity. If the holder of this security wants to sell it after a few months, when the interest rate has risen to 12%, no buyer will pay 100% of face value for this security because, at that price, the yield is only 8%, and the investor can earn 12% by investing elsewhere, perhaps in a newly issued Treasury note with a similar maturity. The 8% Treasury note is too expensive at 100% of face value. The price of the note will fall until the discounted values of the coupons, plus the discounted value of the principal payment at maturity will give a buyer of the note a 12% return. If market yields increase, the prices of notes, bonds and bills will fall.

     In contrast, if the interest rate falls from 8% to 4%, investors will be willing to pay more than par for a Treasury note which bears a coupon yield of 8%. Investor demand will increase the price of the security to a level at which the effective yield is 4%. If market yields decrease, the price of a note, bond or bill will rise.

Asset Allocation, Decoupling and the Opportunity Cost of Cash

Investors often hold cash to moderate their risk exposure to equity markets and to provide peace of mind and a shelter from the storm when stock prices seem dangerously high or when stock market volatility soars. However, cash or money market funds can be a detriment to the performance of a balanced portfolio. Over the past twenty years, creating balanced portfolios from longer maturity Treasury debt and equities has offered higher returns for portfolios with similar risk levels than portfolios consisting of commercial paper - a proxy for a money market fund - and equities. The return from longer term debt components has been enhanced by declining interest rates, but a more important investment phenomenon has also been at work. Balanced portfolios that combine stocks with intermediate and longer term Treasury securities have enjoyed a diversification advantage that is not obtainable with money market investments.

This diversification phenomenon is best described by Les Gulko in a classic paper entitled "Decoupling:"

        "When the US stock market crashes, other national stock markets usually sell off as well. This phenomenon, called contagion, drives stock correlations to unity and, thus, reduces the benefits of portfolio diversification at the time when it is needed most. In contrast, US Treasury bonds, tend to rally during stock market crashes as investors flee to the safety of US government obligations. As a result, the positive correlation between the returns of US stocks and Treasury bonds temporarily changes to negative. This phenomenon is called decoupling. Due to decoupling, US Treasury bonds offer effective diversification during financial crises, at the time when it is needed most."/1/

Risk and Return within a Balanced Portfolio

Even before Harry Markowitz quantified the effects of diversification with work that has since won him a Nobel Prize, investors recognized the value of diversification./2/ Combining multiple asset classes in a portfolio has a profound effect on the risk-return profile of the combined portfolio - the return of each asset passes through to the overall portfolio, but some of the risk is offset. (An explanation of how this risk reduction works is provided in the appendix.) Understanding this mechanism is particularly

_______________________

/1/ Gulko, Les, "Decoupling," Working Paper, www.gloriamundi.com, November 2000.
                                             -------------------
A similar version has been published in the Journal of Portfolio Management, Spring 2002, pp. 59 - 66.

/2/ Markowitz, Harry, Portfolio Selection, New York: Wiley 1959.
                      -------------------
important when assessing the appropriate duration of the bond component of a balanced portfolio and the incremental effect on the portfolio that might come from a duration extension.

With the phenomenon of decoupling - the tendency of intermediate and long-term Treasury security returns to be negatively correlated with the stock market during market crashes - these Treasury securities provide a kind of super-diversification when it is needed most. They increase in value when stocks decline sharply.

Let's approach diversification a step at a time. Ninety-day commercial paper, the principal asset of money market funds, has minimal risk and contributes little risk as part of a portfolio. In fact, this "cash equivalent" is very similar to the "risk-free asset" of portfolio theory. On their own, longer term notes and bonds entail incrementally more risk the longer the maturity of the bond. Even if only a portion of the bond's risk passes through the diversification process, portfolios combining longer bonds and equities must be more volatile than similar portfolios combining cash equivalents and equities. While bonds add volatility, the added volatility is much less than most investors anticipate. Furthermore, taking both risk and return into account, the more volatile bond may be preferable to commercial paper - or a money market fund - in a portfolio context.

In a balanced (equity plus fixed income) portfolio, the risk of the riskiest asset dominates the overall volatility of the portfolio. This domination intensifies if the risk differential between the two asset classes is large and the overall level of risk is high for the higher risk asset. Because the individual asset class risks are squared and not simply summed (as are the returns) the differences between the risks are magnified in the volatility formula while they are simply averaged in calculating the returns. The more volatile asset contributes a far higher proportion of the risk of the overall portfolio than is implied by its allocation - and return contribution.

To illustrate the relationships, assume we have five different balanced portfolios. Each portfolio has an allocation to equities which have a 15% annualized volatility. The fixed income portion of one portfolio is invested in 90-Day commercial paper, which has very little volatility. The other four portfolios contain investments in 1-year, 2-year, 5-year and 10-year Treasury securities, which have successively higher volatilities as maturity increases. The really interesting feature of the table below is that reducing the equity allocation and increasing the debt holdings to keep overall portfolio volatility constant, gives an investor a higher expected return than the simple equities plus commercial paper (money market fund) portfolio. The overall portfolio volatilies and returns reflect the effect of the periods of decoupling Gulko studied in his examination of market crashes. Even though crashes represent a small fraction of the period covered, the effect is part of the longer-term results. Other observers also have found a super diversification effect in the flight-to-quality which improves bond returns when stock prices are volatile./3/

---------------------------------------------------------------------------------------------------------------------------------
                                    Debt Instrument     Stand Alone       Stand Alone                  Annualized    Advantage
                                       Volatility        Volatility      Volatility of     Overall       Return        Over
                                          (A)             of Bond            Equity        Portfolio                  Equity/CP
                                                          Portion            Portion      Volatility                  Portfolio
Portfolio Mix

---------------------------------------------------------------------------------------------------------------------------------
60.0% Equities/40.0% commercial          0.65%             0.26%             9.21%          9.21%        12.07%          -
paper
---------------------------------------------------------------------------------------------------------------------------------
59.4% Equities/40.6% 1-yr notes          1.51%             0.61%             9.12%          9.21%        12.41%        .34%
---------------------------------------------------------------------------------------------------------------------------------
58.4% Equities/41.6%2-yr notes           2.56%             1.06%             8.97%          9.21%        12.70%        .63%
---------------------------------------------------------------------------------------------------------------------------------
54.8% Equities/45.2% 5-yr notes          5.30%             2.39%             8.41%          9.21%        12.97%        .90%
---------------------------------------------------------------------------------------------------------------------------------
47.2% Equities/52.8% 10-yr notes         7.85%             4.15%             7.25%          9.21%        12.93%        .86%
---------------------------------------------------------------------------------------------------------------------------------

The fact that only part of the combined risk passes through to the combined index portfolio has significant implications for how an investor should assess the risk-return tradeoff of the bond component. The higher expected return of the portfolios with Treasuries is more graphically illustrated with risk/return tradeoff diagrams. Note that the combination of the equity and Treasury index positions outperformed the equity only position with the same risk level (standard deviation) over this twenty-year period. Of course, past performance may not be indicative of future results.

____________________

/3/ Ebrahim, Shafiq K., "An Empirical Analysis of the Flight-to-Quality' from Stocks to Bonds," Bank of Canada Working Paper, January 2000. In spite of the author's affiliation, this study was done on U.S. stocks and Treasury bonds.

                                   [GRAPHIC]

Balanced Portfolio Performance, 1982-2001

Annualized Pre-tax Returns

                     S&P 500 combined with Ryan Treasury Indexes and Three-Month Commercial Paper

CP or Treasury Index %               1-yr          Commercial
                                                        Paper

--------------------------------------------------------------
                         0%        15.24%              15.24%
--------------------------------------------------------------
                         5%        14.91%              14.86%
                        10%        14.58%              14.48%
                        15%        14.24%              14.09%
--------------------------------------------------------------
                        20%        13.89%              13.70%
--------------------------------------------------------------
                        25%        13.54%              13.30%
                        30%        13.19%              12.90%
                        35%        12.82%              12.49%
--------------------------------------------------------------
                        40%        12.46%              12.07%
--------------------------------------------------------------
                        45%        12.08%              11.65%
                        50%        11.70%              11.22%
                        55%        11.32%              10.79%
--------------------------------------------------------------
                        60%        10.93%              10.36%
--------------------------------------------------------------
                        65%        10.53%               9.92%
                        70%        10.13%               9.47%
                        75%         9.73%               9.02%
--------------------------------------------------------------
                        80%         9.32%               8.57%
--------------------------------------------------------------
                        85%         8.90%               8.11%
                        90%         8.48%               7.64%
                        95%         8.06%               7.17%
--------------------------------------------------------------
                       100%         7.63%               6.70%
--------------------------------------------------------------

                                    [GRAPHIC]

Balanced Portfolio Performance, 1982-2001

Annualized Pre-tax Returns

                     S&P 500 combined with Ryan Treasury Indexes and Three-Month Commercial Paper


CP or Treasury Index %                     2-yr          Commercial
                                                              Paper

--------------------------------------------------------------------
                         0%              15.24%              15.24%
--------------------------------------------------------------------
                         5%              14.95%              14.86%
                        10%              14.67%              14.48%
                        15%              14.37%              14.09%
--------------------------------------------------------------------
                        20%              14.07%              13.70%
--------------------------------------------------------------------
                        25%              13.76%              13.30%
                        30%              13.45%              12.90%
                        35%              13.13%              12.49%
--------------------------------------------------------------------
                        40%              12.80%              12.07%
--------------------------------------------------------------------
                        45%              12.47%              11.65%
                        50%              12.13%              11.22%
                        55%              11.79%              10.79%
--------------------------------------------------------------------
                        60%              11.44%              10.36%
--------------------------------------------------------------------
                        65%              11.09%               9.92%
                        70%              10.73%               9.47%
                        75%              10.37%               9.02%
--------------------------------------------------------------------
                        80%              10.00%               8.57%
--------------------------------------------------------------------
                        85%               9.62%               8.11%
                        90%               9.24%               7.64%
                        95%               8.86%               7.17%
--------------------------------------------------------------------
                       100%               8.47%               6.70%
--------------------------------------------------------------------

                                   [GRAPHIC]

Balanced Portfolio Performance, 1982-2001

Annualized Pre-tax Returns


                     S&P 500 combined with Ryan Treasury Indexes and Three-Month Commercial Paper

CP or Treasury Index %               5-yr          Commercial
                                                        Paper

--------------------------------------------------------------
                         0%        15.24%              15.24%
--------------------------------------------------------------
                         5%        15.01%              14.86%
                        10%        14.78%              14.48%
                        15%        14.54%              14.09%
--------------------------------------------------------------
                        20%        14.30%              13.70%
--------------------------------------------------------------
                        25%        14.05%              13.30%
                        30%        13.79%              12.90%
                        35%        13.53%              12.49%
--------------------------------------------------------------
                        40%        13.25%              12.07%
--------------------------------------------------------------
                        45%        12.98%              11.65%
                        50%        12.70%              11.22%
                        55%        12.41%              10.79%
--------------------------------------------------------------
                        60%        12.11%              10.36%
--------------------------------------------------------------
                        65%        11.82%               9.92%
                        70%        11.51%               9.47%
                        75%        11.20%               9.02%
--------------------------------------------------------------
                        80%        10.88%               8.57%
--------------------------------------------------------------
                        85%        10.56%               8.11%
                        90%        10.23%               7.64%
                        95%         9.90%               7.17%
--------------------------------------------------------------
                       100%         9.56%               6.70%
--------------------------------------------------------------

                                   [GRAPHIC]

Balanced Portfolio Performance, 1982-2001

Annualized Pre-tax Returns


                     S&P 500 combined with Ryan Treasury Indexes and Three-Month Commercial Paper

CP or Treasury Index %        10-yr     Commercial
                                             Paper

---------------------------------------------------
                   0%        15.24%         15.24%
---------------------------------------------------
                   5%        15.05%         14.86%
                  10%        14.86%         14.48%
                  15%        14.66%         14.09%
---------------------------------------------------
                  20%        14.45%         13.70%
---------------------------------------------------
                  25%        14.24%         13.30%
                  30%        14.02%         12.90%
                  35%        13.79%         12.49%
---------------------------------------------------
                  40%        13.56%         12.07%
---------------------------------------------------
                  45%        13.32%         11.65%
                  50%        13.07%         11.22%
                  55%        12.82%         10.79%
---------------------------------------------------
                  60%        12.56%         10.36%
---------------------------------------------------
                  65%        12.30%          9.92%
                  70%        12.03%          9.47%
                  75%        11.75%          9.02%
---------------------------------------------------
                  80%        11.47%          8.57%
---------------------------------------------------
                  85%        11.18%          8.11%
                  90%        10.88%          7.64%
                  95%        10.58%          7.17%
---------------------------------------------------
                 100%        10.28%          6.70%
---------------------------------------------------

                                   [GRAPHIC]

Balanced Portfolio Performance, 1982-2001

Annualized Pre-tax Returns

                     S&P 500 combined with Ryan Treasury Indexes and Three-Month Commercial Paper

CP or Treasury Index %         1-yr      2-yr      5-yr     10-yr

-------------------------------------------------------------------
                       0%    15.24%    15.24%    15.24%    15.24%
-------------------------------------------------------------------
                       5%    14.91%    14.95%    15.01%    15.24%
                      10%    14.58%    14.67%    14.78%    14.86%
                      15%    14.24%    14.37%    14.54%    14.66%
-------------------------------------------------------------------
                      20%    13.89%    14.07%    14.30%    14.45%
-------------------------------------------------------------------
                      25%    13.54%    13.76%    14.05%    14.24%
                      30%    13.19%    13.45%    13.79%    14.02%
                      35%    12.82%    13.13%    13.53%    13.79%
-------------------------------------------------------------------
                      40%    12.46%    12.80%    13.25%    13.56%
-------------------------------------------------------------------
                      45%    12.08%    12.47%    12.98%    13.32%
                      50%    11.70%    12.13%    12.70%    13.07%
                      55%    11.32%    11.79%    12.41%    12.82%
-------------------------------------------------------------------
                      60%    10.93%    11.44%    12.11%    12.56%
-------------------------------------------------------------------
                      65%    10.53%    11.09%    11.82%    12.30%
                      70%    10.13%    10.73%    11.51%    12.03%
                      75%     9.73%    10.37%    11.20%    11.75%
-------------------------------------------------------------------
                      80%     9.32%    10.00%    10.88%    11.47%
-------------------------------------------------------------------
                      85%     8.90%     9.62%    10.56%    11.18%
                      90%     8.48%     9.24%    10.23%    10.88%
                      95%     8.06%     8.86%     9.90%    10.58%
-------------------------------------------------------------------
                     100%     7.63%     8.47%     9.56%    10.28%
-------------------------------------------------------------------

Appendix: The Pass-through of Return and Risk in a Balanced Portfolio

In a multi-asset class portfolio, the contribution of each asset class to the portfolio return is simply the weight of that asset in the portfolio multiplied by the asset class's return. The sum of these contributions is the overall portfolio return. If your portfolio mix is 60% stock and 40% bonds and bonds return 6%, your bond allocation will contribute 2.4% or 40% of 6% to the overall portfolio return.

Determining overall portfolio volatility is more complex. Volatility is the dispersion of the overall portfolio returns around a measure of central tendency, usually the mean (or simple average) return. Assets whose return streams are not perfectly correlated will moderate the level of dispersion and thus lower overall portfolio risk. Bond prices may rise when stock prices fall and vice versa. Essentially there are three factors to consider in determining the overall portfolio volatility: the volatility of the first asset, the volatility of the second asset, and how their volatilities are related -- their covariance.

Some years ago, Leibowitz, Bader and Kogelman illustrated the relationship between the asset class risks and overall portfolio volatility with triangles. The volatility of the separate asset classes determines the length of two sides of the triangle and their covariance determines the angle between the two sides. The length of the third side of the triangle measures overall portfolio volatility./4/


--------------------
/4/ See, Leibowitz, Martin L., Lawrence N. Bader and Stanley Kogelman, "The Opportunity for Greater Flexibility in the Bond Component: The Total Fund Effect," The Journal of Portfolio Management, Summer 1995, pp 51 - 59.

------------------------------------------------------------------------------------------------------------------------------
If the asset class returns are perfectly in sync(the correlation, R=1.0), the                  Portfolio Volatility
angle between the two sides is 180 degrees and the resulting third side is
simply a straight line, whose length is equal to the weighted sum of the               180 degrees angle        [GRAPHIC]
individual asset volatilities. 60%(15% stock volatility) + 40% (5% bond                -----------------------------------
volatility) = 11%                                                                      Equity volatility   Bond volatility


If the movements in each asset class are totally uncorrelated (R=0.0), the angle       Portfolio Vol
between the two sides is 90% and the overall portfolio volatility is the length        [GRAPHIC]
of hypotenuse of this right triangle, which is the square root of the sum of the                              Bond Vol.
squares of the two sides forming the right angle (A/2/+B/2/).                              Equity Vol.


                      ((60%*15%)/2/+(40%*5%)/2/) =9.2%


If the asset classes display imperfect, but still positive correlation as most         Portfolio Vol
investable asset classes do, the angle will be greater than 90 degrees,                [GRAPHIC]
but less than 180 degrees and the portfolio volatility will be somewhere between                              Bond Vol
9.2% and 11%.
                                                                                       Equity Vol.


If, as happens with a few asset classes or in periods of stock-bond decoupling,        Portfolio Vol.
the returns may move in opposite directions and have a negative correlation, the       [GRAPHIC]
angle will be less than 90 degrees but greater than 0 degrees and the resulting                               Bond Vol
portfolio volatility will be less than the volatility of the most risky asset.         Equity Vol



If the assets move in exactly opposite directions (R= minus 1.0), the angle will
be 0 degrees and the expected portfolio volatility will be equivalent to the           ___________  [GRAPHIC]
absolute difference between the weighted risks of the individual assets.
Essentially, the investor has perfectly hedged a portion of the portfolio.             Equity Vol.           360
------------------------------------------------------------------------------------------------------------------------------

Investment Advisor. The Advisor acts as investment advisor for and manages the
------------------
investment and reinvestment of the assets of the Funds. The Advisor also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Funds' principal portfolio manager is Richard B. Harper, a Vice President of the Advisor. Prior to joining ETF Advisors in June 2002, Mr. Harper was an
Assistant Vice President of Nuveen Investments where he had worked as a financial market economist and fixed income portfolio strategist since 1995. Mr. Harper will work closely with Gary L. Gastineau, a Managing Director of the Advisor. Prior to joining ETF Advisors in May 2002, Mr. Gastineau was employed by Nuveen Investments where he was the Managing Director responsible for development of open-end exchange-traded funds, including the FITRs. For approximately five years before joining Nuveen in March 2000, Mr. Gastineau was Senior Vice President of New Product Development at the American Stock Exchange.

Pursuant to an investment management agreement between the Advisor and the Trust, each Fund has agreed to pay an annual management fee of XXX% of average daily net assets.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The Advisor is located at 153 East 53 Street, New York, New York 10022. The Advisor is controlled and majority-owned by Rosenkranz Asset Managers, LLC, a wholly-owned subsidiary of Rosenkranz & Company, a diversified New York investment firm. Robert Rosenkranz, the Chairman, CEO and controlling shareholder of Delphi Financial Group, a New York Stock Exchange listed insurance holding company with assets over $3 billion controls Rosenkranz & Company as general partner and investment advisor.

The Trust and the Advisor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. Bank of
---------------------------------------------------------------------
New York (the "Custodian") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

Under the Administration Agreement with the Trust, the Custodian provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Custodian makes available the office space, equipment, personnel and facilities required to provide such services.

Under the Custodian Agreement with the Trust, the Custodian maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Custodian is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds.

Pursuant to a Transfer Agency and Service Agreement with the Trust, Bank of New York acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Under a Securities Lending Agency Agreement with the Trust, the Bank of New York acts as the Trust's agent for the purpose of lending Trust securities to third parties.

As compensation for the foregoing services, the Custodian receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. ALPS Distributors, Inc. ("ALPS") is the Distributor of the Shares.
-----------
Its principal address is 370 17th Street, Suite 3100, Denver, Colorado 10006. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

Creation Unit Aggregations. Shares in less than Creation Unit Aggregations are
--------------------------
not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Funds will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Shares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

The Advisor may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares.

Index Providers. The Funds will be based upon certain fixed-income indexes
---------------
created by Ryan Holdings LLC and maintained by Ryan Labs, Inc. (together, "Ryan"). Ryan is not affiliated with the Fund or with the Advisor or its affiliates. The Funds are entitled to use the Underlying Indexes pursuant to a sub-licensing agreement with the Advisor, which in turn has a licensing agreement with Ryan. The Advisor will provide the sub-license without charge to the Funds.

The ETF Advisors Treasury 1 FITR ETF, Treasury 2 FITR ETF, Treasury 5 FITR ETF and Treasury 10 FITR ETF (collectively, the "Funds") are not sponsored, endorsed, sold or promoted by Ryan. Ryan makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Ryan's only relationship to the Advisor, the Trust and the Funds is the licensing of certain trademarks and trade names of Ryan. The Ryan Adjusted 1 Year Treasury Index, the Ryan 2 Year Treasury Index, the Ryan 5 Year Treasury Index and the Ryan 10 Year Treasury Index (collectively "the Underlying Indexes") are determined and composed by Ryan without regard to the Licensee, the Trust or the Funds. Ryan has no obligation to take the needs of the Advisor or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. Ryan is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash or the terms on which Fund Shares are to be exchanged for securities in creation/redemption transactions, largely in-kind. Ryan has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RYAN MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISOR, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES. RYAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RYAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act of 1933, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a firm is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, may be required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. The Advisor has applied to the SEC for exemptive relief from the prospectus delivery requirement.

Portfolio Transactions

Many and possibly most securities transactions by the Funds will be effected on an in-kind basis with Authorized Participants in connection with creations and redemptions of Creation Unit Aggregations of Shares. Portfolio transactions with persons in the securities markets at large (i.e., other than those creating or redeeming Creation Unit Aggregations) are expected to represent only a portion of portfolio transactions.

The Advisor is responsible for decisions to buy and sell securities for the Funds and for the placements of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an issuer or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from the Advisor or its affiliates, but may be purchased from funds managed by the Advisor's affiliates in compliance with rules under the Investment Company Act of 1940.

The Funds expect that most portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay many brokerage commissions. Purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services received from dealers. Since it is only supplementary to the Advisor's own research efforts, the receipt of research information is not expected to reduce significantly the Advisor's expenses. While the Advisor will be primarily responsible for the placement of the portfolio transactions of the Funds with various dealers, the policies and practices of the Advisor in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

The Advisor reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, the Advisor will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from the Advisor's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Additional Information Concerning the Trust

The Trust is an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a Delaware business trust on May 29, 2002.

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds". The Trust currently is comprised of five funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

Each Share has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the corresponding Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. If, at the time of a vote, the Trust consists of Funds in addition to the Funds, then Shares of all Funds would vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Delaware law applicable to Delaware business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Fund's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

Following the creation of the initial Creation Unit Aggregation(s) of Shares of a Fund and immediately prior to the commencement of trading in those Shares, a holder of Shares may be a "control person" of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The Trust does not have information concerning the beneficial ownership of Shares held by any Depository Trust Company ("DTC") Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, ALPS Distributors, Inc. at 370 17th Street, Suite 3100, Denver, Colorado 10006.


Book Entry Only System. The following information supplements and should be read
----------------------
in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for Shares.   Shares are represented by
--------------------------------------------
securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Shares of the Funds are fully DTC-eligible.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depository Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, will immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship among such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells Shares of the Fund only in Creation Unit
--------
Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the Government Securities markets are open for business. As of the date of the Prospectus, the Government Securities markets observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day, . The Shares will trade on all days that the NYSE is open for business. The NYSE observes all the above listed holidays except Columbus Day and Veterans Day. On those days, the Shares will trade but no NAV will be calculated and no orders for creations or redemptions will be accepted.

Deposit of  Securities and Deposit or Delivery of Cash. Shares can be purchased
------------------------------------------------------
from a Fund in Creation Unit Aggregations in exchange for the in-kind deposit by the purchaser of a portfolio of particular securities ("Deposit Securities"), together with the deposit of a specified cash payment ("Balancing Amount" and collectively with the Deposit Securities, a "Portfolio Deposit") and the payment of certain Transaction Fees, in the manner more fully described below. The Deposit Securities will consist of a portfolio of particular securities determined and designated by the Advisor to enable the Fund's portfolio, after such Deposit Securities have been added, to closely track the duration and expected total return of the relevant Underlying Index. The Balancing Amount is an amount equal to the difference between (1) the net asset value ("NAV") (per Creation Unit Aggregation) of the Fund and (2) the total aggregate market value (per Creation Unit Aggregation) of the Deposit Securities (such sum is referred to herein as the "Deposit Amount"). The Balancing Amount serves the function of compensating for differences, if any, between the NAV per Creation Unit Aggregation and the Deposit Amount. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the purchaser will receive the Balancing Amount.

The Advisor, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of Deposit Securities which will contain the names and the required number and maturity of the securities to be included in the current Fund Deposit for each Fund.

Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of each Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity, required number and maturity of the Deposit Securities required for a Portfolio Deposit for the Fund changes as rebalancing adjustments are reflected from time to time by the Advise. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Balancing Amount to replace any Deposit Security that may be unavailable or may not be available in sufficient quantity for delivery to a Fund. If cash represents more than 10% of the value of the Creation Unit Aggregation, the Custodian may require a cash deposit or a letter of credit from an Authorized Participant to cover some or all of such cash amount. The Advisor may adjust the relevant Transaction Fee within the parameters described above to cover operational processing or other transaction costs, if any, necessary to acquire Deposit Securities.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place
-----------------------------------------------------
orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). Such party is sometimes referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor no later than 4:00 p.m. Eastern time or before the scheduled close of regular trading on the AMEX, in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations will be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the order cutoff time on the Transmittal Date.

Placement of Creation Orders. To initiate an order for a Creation Unit
----------------------------
Aggregation of a particular Fund, the Authorized Participant must complete the submission of an irrevocable order to the Distributor not later than 4:00 p.m. Eastern Time on the relevant Transmittal Date. In the case of a cash transaction, the Authorized Participant must comply with the credit requirements of the Custodian. The Distributor will inform the Advisor and the Custodian of all such orders.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. The amount of cash equal to the Balancing Amount must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the next Business Day (T+1) following the day on which the purchase order is deemed received by the Distributor. Persons creating Creation Unit Aggregations should observe that this settlement timing differs from the settlement timing used for most other open-end exchange-traded funds.

Additional transaction fees may be imposed in the circumstances in which any cash is used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant will be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the first Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the
---------------------------------------------------
absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, the Custodian, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust's determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other
------------------------
transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Trust regardless of the number of creations made each day. An additional charge may be imposed for full or partial cash creations (to offset the Trust's brokerage and other transaction costs (including estimated market impact) associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation Transaction Fee for the Fund will be $500 for an in-kind creation or redemption. This fee is charged per transaction, regardless of the number of Creation Units being created or redeemed.

Redemption of Fund Shares in Creation Unit Aggregations. Shares may be redeemed
-------------------------------------------------------
only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Payment for such redemptions will normally be in the form of an in-kind transfer of securities in the Fund's portfolio as specified for that day by the Advisor ("Fund Securities"), as described below.

Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Government Securities markets are closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset
--------------------------
transfer and other associated costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged a fee for such services. The redemption transaction fees for the Fund are the same as the creation fees set forth above.

Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations
------------------------------
must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations made in proper form but received by the Trust after 4:00 p.m., Eastern time, as applicable, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day using the Fund Securities then applicable. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the Business Day following the date on which such request for redemption is deemed received (T+1).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

The Trust on behalf of the Funds has the right to reject an order for a purchase of Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

Federal Income Tax Treatment of Futures Contracts
For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions in Futures Contracts that are classified as part of a "mixed straddle" under Code Section 1256, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. Under certain circumstances, the recognition of losses may be required to be deferred to a later taxable year.

If a Fund enters into Futures Contracts with respect to property the same as, or substantially identical to, assets held by the Fund, the timing of recognition of gain or loss, or the characterization of such gain or loss as long-term capital gain, short-term capital gain or ordinary income could be affected.

The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Federal Income Tax Treatment of Options
Certain option transactions have special federal income tax results for the Fund. Expiration of a call option written by the Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If the Fund writes options, or purchases puts that are subject to the loss deferral rules of Section 1092 of the Internal Revenue Code of 1986, as amended (the "Code"), any losses on such options transactions, to the extent they do not exceed the unrecognized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

In the case of transactions involving "nonequity options," as defined in Code
Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, certain of such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the S&P 500 Index would be "nonequity options" within the meaning of Code Section 1256.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Buying and Selling Shares - Determining NAV.

The NAV per Share of a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share for each Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Index Dissemination. The AMEX intends to disseminate every fifteen seconds the
-------------------
approximate settlement value of the Shares of each Fund. This approximate value should not be viewed as a "real-time" update of the NAV per Share, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Dividends and Distributions.

General Policies. Dividends from net investment income, if any, are declared and
----------------
paid monthly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the
-----------------------------
Trust. Broker-dealers may make available a dividend reinvestment service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

Performance and Other Information

The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of yield, average annual total return and cumulative total return.

In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission, yield is computed by dividing the net investment income per shares earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                                 ( (a - b + 1)/6/     )
                       Yield = 2 (---------------- - 1)
                                 (       cd           )


In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In comparing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principals. Thus, yield may not equal the income reported in a Fund's financial statements.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:

P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of Shares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of Fund Shares as reported by the AMEX, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for Fund Shares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius, LLP, Washington, D.C., is counsel to the Trust
-------
and has passed upon the validity of the Shares of the Fund.

Independent Auditors. [             ], New York, New York, serve as the
--------------------
independent auditors and accountants of the Trust. They audit the Fund's financial statements and perform other related audit services.

AMEX.  The AMEX is generally open Monday through Friday and is closed on
----
weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                     Part C
                                Other Information

Item 23.   Exhibits.

Exhibit Number      Description

(a)                 Agreement and Declaration of Trust*

(a)(2) Certificate of Trust of ETF Advisors Trust as filed with the state of Delaware on May 29, 2002*

(b)                 By-Laws*

(c)                 Not applicable.

(d) Form of Investment Advisory Agreement between the Trust and ETF Advisors LLC is filed herewith.

(e)(1)              Distribution Agreement between the Trust and ALPS
                    Distributors, Inc.*

(e)(2)              Form of Authorized Participant Agreement*

(f)                 Not applicable.

(g)(1) Custodian Agreement between the Trust and the Bank of New York*

(g)(2) Securities Lending Agency Agreement between the Bank of New York and the Trust*

(h)(1) Administration Agreement between the Trust and the Bank of New York*

(h)(2) Transfer Agency and Service Agreement between the Trust and the Bank of New York*

(h)(3) Form of Sublicense Agreement between the Funds and the Trust*

(i)                 Legal Opinion and Consent of Counsel*

(j)(1)              Not applicable.

(j)(2) Original Power of Attorney for Registrant's initial trustee, authorizing certain persons to execute the Registration Statement on his behalf*

(k)                 Not applicable.

(l)(1)              Subscription Agreement between the Trust and ALP
                    Distributors*

(l)(2)          Letter of Representations between the Trust and Depository
                Trust Company*

(m)             Rule 12b-1 plan*

(n)             Not applicable.

(o)             Not applicable.

(p)(1)          ETF Advisors Trust Code of Ethics*

(p)(2)          ETF Advisors LLC Code of Ethics*

(p)(3)          ALP Distributors, Inc. Code of Ethics*


* To be filed by amendment

Item 24.   Persons Controlled By or Under Common Control with Registrant.

Not Applicable.

Item 25.   Indemnification.

Section 10.02 of Article X of Registrant's Declaration of Trust provides as follows:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

               (A) by the court or other body approving the settlement;

               (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or

               (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise by law.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26. (a)   Business and Other Connections of Investment Adviser.

ETF Advisors LLC has no other clients or business at the present time other than the Funds.

Item 27.  Principal Underwriters.

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for:

         * To be filed by amendment.

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

         * To be filed by amendment.

Item 28.   Location of Accounts and Records.

(a) The Trust maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of ALPS Distributors, Inc., 370 17th Street, Suite 3100, Denver, Colorado 10006.

(b) ETF Advisors LLC, 153 East Street, New York, New York 10022, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Trust and all advisory material of the investment advisor.

(c) ALPS Distributors, Inc. maintains all Records relating to its services as distributor at 370 17th Street, Suite 3100, Denver, Colorado 10006.

(d) The Bank of New York maintains all Records relating to its services as administrator, custodian, transfer agent and securities lending agent at 101 Barclay Street, New York, New York 10286.

Item 29.   Management Services.

Not applicable.

Item 30.   Undertaking.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fort Wayne and the State of Indiana on the 6th day of June, 2002.

                                                 ETF ADVISORS TRUST


                                            By:  /s/ Donald A. Sherman
                                                 ---------------------
                                                 Donald A. Sherman
                                                 Initial Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

                                            By:  /s/ Donald A. Sherman
                                                 ---------------------
                                                 Donald A. Sherman
                                                 Initial Trustee
                                                 Date: June 6, 2002

Number         Exhibit
------         -------
EX-99.A        Agreement and Declaration of Trust*

EX-99.A2 Certificate of Trust of ETF Advisors Trust as filed with the state of Delaware on May 29, 2002*

EX-99.B        By-Laws*

EX-99.C        Not applicable.

EX-99.D Form of Investment Advisory Agreement between the Trust and ETF Advisors LLC is filed herewith.

EX-99.E1       Distribution Agreement between the Trust and ALPS Distributors,
               Inc.*

 EX-99.E2      Form of Authorized Participant Agreement*

EX-99.F        Not applicable.

EX-99.G1       Custodian Agreement between the Trust and the Bank of New York*

EX-99.G2 Securities Lending Agency Agreement between the Bank of New York and the Trust*

EX-99.H1       Administration Agreement between the Trust and the Bank of New
               York*

EX-99.H2 Transfer Agency and Service Agreement between the Trust and the Bank of New York*

EX-99.H3       Form of Sublicense Agreement between the Funds and the Trust*

EX-99.I        Legal Opinion and Consent of Counsel*

EX-99.J1       Not applicable.

EX-99.J2 Original Power of Attorney for Registrant's initial trustee, authorizing certain persons to execute the Registration Statement on his behalf*

EX-99.K        Not applicable.

EX-99.L1       Subscription Agreement between the Trust and ALP Distributors*

EX-99.L2       Letter of Representations between the Trust and Depository
               Trust Company*

EX-99.M        Rule 12b-1 plan*

EX-99.N        Not applicable.

EX-99.O        Not applicable.

EX-99.P1       ETF Advisors Trust Code of Ethics*

EX-99.P2       ETF Advisors LLC Code of Ethics*

EX-99.P3       ALP Distributors, Inc. Code of Ethics*


* To be filed by amendment